Oaktree Diversified Income Fund Inc.
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)

CORPORATE CREDIT - 53.2%		Par	Value
Senior Loans (Syndicated) - 32.4% (a)
Aerospace & Defense - 0.2%
TransDigm, Inc., Senior Secured First Lien Tranche J Term Loan, 6.17% (1 mo. SOFR US + 2.50%), 02/28/2031, (0.00% Floor)		$506,526	$507,164
TransDigm, Inc., Senior Secured First Lien Tranche N Term Loan, 6.17% (1 mo. SOFR US + 2.50%), 02/10/2033, (0.00% Floor)		25,000	25,041
			532,205

Air Freight & Logistics - 0.2%
Radar Bidco Sarl, Senior Secured First Lien Tranche B4 Term Loan, 5.00% (3 mo. EURIBOR + 3.00%), 04/25/2031, (0.00% Floor)	EUR	410,000	470,432

Automobiles - 0.2%
MajorDrive Holdings IV LLC, Senior Secured First Lien Tranche B Term Loan, 8.08% (3 mo. SOFR US + 4.00%), 06/01/2028, (0.50% Floor)		582,118	530,653

Beverages - 0.4%
Pegasus Bidco BV, Senior Secured First Lien Tranche B Term Loan
5.00% (3 mo. EURIBOR + 3.00%), 07/12/2029, (0.00% Floor)	EUR	434,985	504,150
6.40% (3 mo. SOFR US + 2.75%), 07/12/2029, (0.00% Floor)		555,443	554,749
			1,058,899

Building Products - 0.4%
Altadia Group Corporate SA, Senior Secured First Lien Tranche B Term Loan, 7.15% (6 mo. EURIBOR + 4.65%), 03/29/2029, (0.00% Floor)	EUR	300,000	305,435
BME Group Holding BV, Senior Secured First Lien Tranche B2 Term Loan, 6.78% (3 mo. EURIBOR + 4.75%), 12/27/2029, (0.00% Floor)	EUR	1,000,000	815,745
			1,121,180

Capital Markets - 0.3%
DRW Holdings LLC, Senior Secured First Lien Tranche B Term Loan, 7.17% (1 mo. SOFR US + 3.50%), 06/26/2031, (0.00% Floor)		990,000	975,150

Chemicals - 1.9%
Akzo Nobel Specialty Chemicals, Senior Secured First Lien Tranche B Term Loan, 5.53% (3 mo. EURIBOR + 3.50%), 04/03/2028, (0.00% Floor)	EUR	300,000	342,943
Ceramtec, Senior Secured First Lien Tranche B Term Loan, 5.76% (1 mo. EURIBOR + 3.75%), 11/15/2029, (0.00% Floor)	EUR	500,000	560,367
INEOS Finance PLC, Senior Secured First Lien Tranche B Term Loan, 5.39% (1 mo. EURIBOR + 3.50%), 06/23/2031, (0.00% Floor)	EUR	247,403	255,936
INEOS Quattro Holdings UK Ltd., Senior Secured First Lien Tranche B Term Loan
6.14% (1 mo. EURIBOR + 4.25%), 01/29/2026, (0.00% Floor)	EUR	200,000	171,378
6.39% (1 mo. EURIBOR + 4.50%), 03/29/2029, (0.00% Floor)	EUR	250,000	222,723
INEOS US Finance LLC, Senior Secured First Lien Tranche B Term Loan, 6.92% (1 mo. SOFR US + 3.25%), 02/19/2030, (0.00% Floor)		342,759	300,557
Kersia International, Senior Secured First Lien Term Loan, 5.63% (3 mo. EURIBOR + 3.50%), 12/18/2030, (0.00% Floor)	EUR	500,000	573,882
Nobian Finance BV, Senior Secured First Lien Tranche B Term Loan
5.78% (3 mo. EURIBOR + 3.75%), 07/09/2029, (0.00% Floor)	EUR	185,000	204,821
5.52% (3 mo. EURIBOR + 3.50%), 07/15/2030, (0.00% Floor)	EUR	425,000	464,668
Rohm Holding GmbH, Senior Secured First Lien Term Loan, 7.15% (6 mo. EURIBOR + 5.00%) (or 0.25% PIK), 01/29/2029, (0.00% Floor)	EUR	486,184	524,343
SCIH Salt Holdings, Inc., Senior Secured First Lien Tranche B1 Term Loan, 6.35% (6 mo. SOFR US + 2.75%), 01/31/2029, (0.00% Floor)		831,616	830,576
SCIL IV LLC, Senior Secured First Lien Tranche B1 Term Loan, 6.13% (6 mo. EURIBOR + 4.00%), 10/29/2032, (0.00% Floor)	EUR	500,000	575,761
Touchdown Acquirer, Inc., Senior Secured First Lien Tranche B Term Loan, 6.16% (3 mo. SOFR US + 2.50%), 02/21/2031, (0.00% Floor)		317,205	313,240
Windsor Holdings III LLC, Senior Secured First Lien Tranche B Term Loan, 6.42% (1 mo. SOFR US + 2.75%), 08/01/2030, (0.00% Floor)		292,562	288,814
			5,630,009

Commercial Services & Supplies - 2.2%
Access CIG LLC, Senior Secured First Lien Term Loan, 7.70% (3 mo. SOFR US + 4.00%), 08/19/2030, (0.50% Floor)		956,299	869,434
Admiral Bidco GmbH, First Lien Tranche B Term Loan, 6.25% (3 mo. EURIBOR + 4.25%), 09/30/2032	EUR	215,000	248,173
Admiral Bidco GmbH, Tranche B Term Loan, 5.23%, 09/29/2032	EUR	165,000	190,459
Allied Universal Holdco LLC, Senior Secured First Lien Tranche B Term Loan, 6.92% (1 mo. SOFR US + 3.25%), 08/20/2032, (0.00% Floor)		1,094,500	1,095,868
Atlas Luxco, Senior Secured First Lien Tranche B Term Loan, 5.64% (1 mo. EURIBOR + 3.75%), 08/20/2032, (0.00% Floor)	EUR	547,250	632,305
Garda World Security Corp., Senior Secured First Lien Tranche B Term Loan, 6.42% (3 mo. SOFR US + 2.75%), 02/01/2029, (0.00% Floor)		980,050	975,149
Gategroup Finance International Sarl, Senior Secured First Lien Tranche B Term Loan, 6.32% (EurIBOR (4 months) + 4.25%), 06/10/2032, (0.00% Floor)	EUR	275,000	316,934
Luna 2 5SARL, Senior Secured First Lien Tranche B Term Loan, 5.45% (1 mo. EURIBOR + 3.50%), 06/28/2032, (0.00% Floor)	EUR	500,000	578,159
Talbot Participation SAS, Senior Secured First Lien Tranche B Term Loan, 5.13% (3 mo. EURIBOR + 3.00%), 07/27/2032, (0.00% Floor)	EUR	335,000	386,606
Trugreen LP, Senior Secured First Lien Tranche B Term Loan, 7.87% (3 mo. SOFR US + 4.00%), 11/02/2027, (0.75% Floor)		595,157	568,375
TTD Holding IV GmbH, Senior Secured First Lien Tranche B5 Term Loan, 5.44% (1 mo. EURIBOR + 3.50%), 02/05/2029, (0.00% Floor)	EUR	500,000	571,186
			6,432,648

Communications Equipment - 0.3%
Viasat, Inc., Senior Secured First Lien Tranche B Term Loan, 8.40% (1 mo. SOFR US + 4.50%), 03/05/2029, (0.50% Floor)		760,493	763,873

Construction & Engineering - 0.4%
Artera Services LLC, Senior Secured First Lien Term Loan, 8.17% (1 mo. SOFR US + 4.50%), 02/10/2031, (0.00% Floor)		311,852	267,542
Tiger Acquisition LLC, Senior Secured First Lien Tranche B Term Loan, 6.18% (1 mo. SOFR US + 2.50%), 08/23/2032, (0.00% Floor)		891,695	893,590
			1,161,132

Consumer Staples Distribution & Retail - 0.2%
Boots Group Bidco Ltd., Senior Secured First Lien Tranche B Term Loan, 5.40% (3 mo. EURIBOR + 3.25%), 08/30/2032, (0.00% Floor)	EUR	390,000	451,992
Prosol, Tranche B2 Term Loan, 5.64%, 07/12/2033	EUR	148,059	170,600
ZF Invest SAS, First Lien Tranche B Term Loan, 5.70% (3 mo. EURIBOR + 3.75%), 02/28/2033	EUR	106,941	123,223
			745,815

Containers & Packaging - 0.6%
Charter Next Generation, Inc., Senior Secured First Lien Tranche B Term Loan, 6.17% (1 mo. SOFR US + 2.50%), 12/02/2030, (0.00% Floor)		869,579	865,474
Clydesdale Acquisition Holdings, Inc., Senior Secured First Lien Tranche B Term Loan, 6.92% (1 mo. SOFR US + 3.25%), 04/01/2032, (0.50% Floor)		494,847	463,486
Proampac PG Borrower LLC, Senior Secured First Lien Tranche B Term Loan, 7.78% (1 mo. SOFR US + 4.00%), 03/07/2033, (0.00% Floor)		525,000	508,331
			1,837,291

Distributors - 0.2%
Dealer Tire Financial LLC, Senior Secured First Lien Tranche B5 Term Loan, 6.67% (1 mo. SOFR US + 3.00%), 07/02/2031, (0.50% Floor)		688,340	687,194

Diversified Consumer Services - 1.7%
AI Aqua Merger Sub, Inc., Senior Secured First Lien Tranche B Term Loan, 6.41% (1 mo. SOFR US + 2.75%), 07/31/2028, (0.00% Floor)		1,048,176	1,047,028
Armorica Lux Sarl, Senior Secured First Lien Tranche B Term Loan, 6.95% (3 mo. EURIBOR + 4.93%), 07/28/2028, (0.00% Floor)	EUR	500,000	559,145
Babilou SAS, Senior Secured First Lien Tranche B Term Loan, 6.03% (3 mo. EURIBOR + 4.00%), 11/18/2030, (0.00% Floor)	EUR	455,000	500,058
Cervantes Bidco SL, Senior Secured First Lien Tranche B Term Loan, 5.02% (3 mo. EURIBOR + 3.00%), 12/16/2031, (0.00% Floor)	EUR	425,000	491,025
Fugue Finance LLC, Senior Secured First Lien Tranche B Term Loan, 5.92% (3 mo. SOFR US + 2.25%), 01/09/2032, (0.50% Floor)		243,027	240,521
Houghton Mifflin Harcourt Co., Senior Secured First Lien Tranche B Term Loan, 9.12% (1 mo. SOFR US + 5.25%), 04/09/2029, (0.50% Floor)		430,374	366,113
KUEHG Corp., Senior Secured First Lien Tranche B Term Loan, 6.45% (3 mo. SOFR US + 2.75%), 06/12/2030, (0.50% Floor)		1,083,654	975,288
Renaissance Holdings Corp., Senior Secured First Lien Tranche B Term Loan, 7.67% (3 mo. SOFR US + 4.00%), 04/08/2030, (0.50% Floor)		579,787	416,905
University Support Services LLC, Senior Secured First Lien Tranche B Term Loan, 6.42% (1 mo. SOFR US + 2.75%), 02/12/2029, (0.50% Floor)		474,475	466,321
			5,062,404

Diversified Telecommunication Services - 0.6%
Altice France SA, Senior Secured First Lien Tranche B14 Term Loan, 8.89% (3 mo. EURIBOR + 6.88%), 05/15/2031, (0.00% Floor)	EUR	493,225	572,474
Iridium Satellite LLC, Senior Secured First Lien Tranche B4 Term Loan, 5.92% (1 mo. SOFR US + 2.25%), 09/20/2030, (0.75% Floor)		750,000	735,315
Numericable, Tranche B11 Term Loan, 7.80%, 04/30/2028		350,000	348,687
Uniti Services LLC, Senior Secured First Lien Tranche B Term Loan, 7.67% (1 mo. SOFR US + 4.00%), 10/06/2032, (0.00% Floor)		110,572	110,918
			1,767,394

Electric Utilities - 0.1%
Cornerstone Generation LLC, Senior Secured First Lien Tranche B Term Loan, 5.92% (3 mo. SOFR US + 2.25%), 08/11/2032, (0.00% Floor)		179,846	180,232

Electronic Equipment, Instruments & Components - 0.1%
Project Aurora US Finco, Inc., Senior Secured First Lien Tranche B Term Loan, 5.38% (3 mo. EURIBOR + 3.25%), 12/06/2032, (0.00% Floor)	EUR	310,000	358,149

Entertainment - 0.9%
City Football Group Ltd., Senior Secured First Lien Tranche B1 Term Loan, 7.40% (1 mo. SOFR US + 3.50%), 07/22/2030, (0.00% Floor)		1,022,802	1,021,846
Elecronic Arts, Tranche B2 Term Loan, 5.39%, 03/25/2033	EUR	500,000	573,790
Learfield Communications LLC, Senior Secured First Lien Tranche B Term Loan, 8.17% (1 mo. SOFR US + 4.50%), 06/30/2028, (0.00% Floor)		200,965	201,698
StubHub Holdco Sub LLC, Senior Secured First Lien Tranche B Term Loan, 8.42% (1 mo. SOFR US + 4.75%), 03/15/2030, (0.00% Floor)		751,758	742,128
			2,539,462

Financial Services - 0.2%
Apex Group Treasury Ltd., Senior Secured First Lien Tranche B Term Loan, 5.64% (1 mo. EURIBOR + 3.75%), 02/27/2032, (0.00% Floor)	EUR	105,000	111,960
Galaxy Bidco Ltd., Senior Secured First Lien Tranche B Term Loan, 5.87% (6 mo. EURIBOR + 3.75%), 12/17/2029, (0.00% Floor)	EUR	500,000	580,508
			692,468

Food Products - 0.6%
Froneri Lux FinCo SARL, Senior Secured First Lien Tranche B3 Term Loan, 4.90% (6 mo. EURIBOR + 2.75%), 09/30/2031, (0.00% Floor)	EUR	500,000	569,403
POP Bidco SAS, Senior Secured First Lien Tranche B Term Loan, 5.90% (6 mo. EURIBOR + 3.75%), 11/26/2031, (0.00% Floor)	EUR	510,000	590,014
Upfield (Flora Food), Senior Secured First Lien Tranche B11 Term Loan, 9.06% (SONIA + 5.25%), 01/03/2028, (0.00% Floor)	GBP	500,000	633,670
			1,793,087

Ground Transportation - 0.2%
Kenan Advantage Group, Inc., Senior Secured First Lien Tranche B4 Term Loan, 6.92% (1 mo. SOFR US + 3.25%), 01/25/2029, (0.00% Floor)		700,206	693,029

Health Care Equipment & Supplies - 0.3%
Argent Bidco SAS, First Lien Tranche B Term Loan, 5.32% (3 mo. EURIBOR + 3.25%), 11/22/2032	EUR	500,000	578,740
Hopper Merger Sub, Inc., First Lien Tranche B Term Loan, 6.67% (1 mo. Term SOFR + 2.25%), 01/14/2033		400,000	395,726
			974,466

Health Care Providers & Services - 3.5%
Almaviva Developpement SASU, Senior Secured First Lien Tranche B Term Loan, 6.38% (3 mo. EURIBOR + 4.25%), 04/29/2031, (0.00% Floor)	EUR	500,000	563,601
Baart Programs, Inc., Senior Secured First Lien Tranche DD Delay Draw Term Loan
8.96% (1 mo. SOFR US + 5.00%) (or 5.00% PIK), 06/11/2027, (1.00% Floor) (b)		3,489	3,101
9.22% (3 mo. SOFR US + 5.00%), 06/11/2027, (1.00% Floor) (b)		697,772	620,180
Baart Programs, Inc., Senior Secured First Lien Tranche B Term Loan, 9.22% (3 mo. SOFR US + 5.00%), 06/11/2027, (1.00% Floor) (b)		225,074	200,046
Baart Programs, Inc., Senior Secured Second Lien Tranche DD Delay Draw Term Loan
11.76% (3 mo. SOFR US + 8.50%), 06/11/2028, (1.00% Floor) (b)		109,025	3,271
14.72% (3 mo. SOFR US + 8.50%), 06/11/2028, (1.00% Floor) (b)		475,131	14,254
Celeste BidCo BV, Senior Secured First Lien Tranche B2 Term Loan, 5.53% (3 mo. EURIBOR + 3.50%), 07/02/2029, (0.00% Floor)	EUR	235,000	272,000
CHG Healthcare Services, Inc., Senior Secured First Lien Tranche B1 Term Loan, 6.42% (3 mo. SOFR US + 2.75%), 09/29/2028, (0.50% Floor)		875,338	877,115
Covetrus, Inc., Senior Secured First Lien Term Loan, 8.70% (3 mo. SOFR US + 5.00%), 10/15/2029, (0.50% Floor)		886,710	828,670
Elsan SAS, First Lien Tranche B Term Loan, 5.58% (3 mo. EURIBOR + 3.50%), 09/17/2031	EUR	500,000	542,590
Examworks Bidco, Inc., Senior Secured First Lien Tranche B Term Loan, 6.17% (1 mo. SOFR US + 2.50%), 02/07/2033, (0.00% Floor)		686,957	686,960
Global Medical Response, Inc., Senior Secured First Lien Tranche B Term Loan, 7.17% (3 mo. SOFR US + 3.50%), 09/20/2032, (0.00% Floor)		638,050	636,853
HomeVi SASU, Senior Secured First Lien Tranche B Term Loan, 6.78% (3 mo. EURIBOR + 4.75%), 10/31/2029, (0.00% Floor)	EUR	500,000	577,633
Independent Vetcare, Senior Secured First Lien Tranche B13 Term Loan, 8.97% (SONIA + 5.00%), 12/12/2028, (0.00% Floor)	GBP	215,000	283,387
IVI America LLC, Senior Secured First Lien Tranche B9 Term Loan, 6.95% (3 mo. SOFR US + 3.25%), 04/09/2031, (0.00% Floor)		541,778	546,066
MedMark Services, First Lien Revolver, 8.93%, 06/11/2026 (b)(c)		21,806	19,192
Nidda Healthcare Holding GmbH, Senior Secured First Lien Tranche B Term Loan, 5.52% (3 mo. EURIBOR + 3.50%), 12/09/2032, (0.00% Floor)	EUR	420,000	485,855
Schoen Klinik SE, Senior Secured First Lien Tranche B2 Term Loan, 5.13% (3 mo. EURIBOR + 3.00%), 01/10/2031, (0.00% Floor)	EUR	285,000	330,078
Southern Veterinary Partners LLC, Senior Secured First Lien Tranche B Term Loan, 6.18% (1 mo. SOFR US + 2.50%), 12/04/2031, (0.00% Floor)		692,766	687,688
Takecare Bidco SAS, Senior Secured First Lien Tranche B Term Loan, 5.38% (3 mo. EURIBOR + 3.25%), 12/17/2031, (0.00% Floor)	EUR	500,000	579,012
US Renal Care, Inc., Senior Secured First Lien Term Loan, 8.90% (1 mo. SOFR US + 5.00%), 06/28/2028, (0.00% Floor)		645,026	609,213
VetStrategy Canada Holdings, Inc., First Lien Tranche B Term Loan, 7.42% (3 mo. Term SOFR + 3.75%), 12/06/2028		784,131	781,288
			10,148,053

Health Care Technology - 1.0%
athenaHealth Group, Inc., Senior Secured First Lien Tranche B Term Loan, 6.42% (1 mo. SOFR US + 2.75%), 02/15/2029, (0.50% Floor)		1,169,624	1,149,887
Cotiviti, Inc., Senior Secured First Lien Tranche B Term Loan, 6.42% (1 mo. SOFR US + 2.75%), 05/01/2031, (0.00% Floor)		395,980	365,788
PointClickCare Technologies, Inc., Senior Secured First Lien Tranche B Term Loan, 6.42% (1 mo. SOFR US + 2.75%), 11/03/2031, (0.00% Floor)		692,271	689,460
Zelis Payments Buyer, Inc., Senior Secured First Lien Tranche B Term Loan, 6.92% (1 mo. SOFR US + 3.25%), 11/26/2031, (0.00% Floor)		851,225	825,795
			3,030,930

Hotels, Restaurants & Leisure - 1.6%
Alterra Mountain Co., Senior Secured First Lien Tranche B6 Term Loan, 6.17% (1 mo. SOFR US + 2.50%), 08/17/2028, (0.00% Floor)		729,915	730,601
Banijay, Senior Secured First Lien Tranche B Term Loan, 4.54% (2 mo. EURIBOR + 2.50%), 12/10/2031, (0.00% Floor)	EUR	500,000	571,631
Casper Bidco SASU, Senior Secured First Lien Tranche B Term Loan, 5.37% (3 mo. EURIBOR + 3.25%), 03/28/2031, (0.00% Floor)	EUR	345,000	396,726
Fertitta Entertainment LLC, First Lien Tranche B Term Loan, 6.92% (1 mo. Term SOFR + 3.25%), 01/29/2029		175,000	171,938
Flynn Restaurant Group LP, Senior Secured First Lien Tranche B2 Term Loan, 7.42% (1 mo. SOFR US + 3.75%), 01/28/2032, (0.00% Floor)		868,235	854,747
Kingpin Intermediate Holdings LLC, Senior Secured First Lien Tranche B Term Loan, 6.92% (1 mo. SOFR US + 3.25%), 09/22/2032, (0.00% Floor)		1,089,945	997,300
Tacala Investment Corp., Senior Secured First Lien Tranche B Term Loan, 6.67% (1 mo. SOFR US + 3.00%), 01/31/2031, (0.00% Floor)		559,473	560,122
Whatabrands LLC, Senior Secured First Lien Tranche B Term Loan, 6.17% (1 mo. SOFR US + 2.50%), 08/03/2028, (0.50% Floor)		275,819	275,696
			4,558,761

Household Durables - 0.3%
Hunter Douglas, Inc., Senior Secured First Lien Tranche B1 Term Loan, 6.70% (3 mo. SOFR US + 3.00%), 01/20/2032, (0.00% Floor)		761,915	759,614

Independent Power and Renewable Electricity Producers - 0.3%
EFS Cogen Holdings I LLC, Senior Secured First Lien Tranche B Term Loan, 6.70% (3 mo. SOFR US + 3.00%), 08/05/2032, (0.00% Floor)		797,889	800,447

Insurance - 1.4%
Acrisure LLC, Senior Secured First Lien Tranche B6 Term Loan, 6.67% (1 mo. SOFR US + 3.00%), 11/06/2030, (0.00% Floor)		1,044,842	1,014,281
Amynta Agency Borrower, Inc., Senior Secured First Lien Tranche B Term Loan, 6.17% (1 mo. SOFR US + 2.50%), 12/29/2031, (0.00% Floor)		990,776	977,861
Asurion LLC, Senior Secured First Lien Tranche B10 Term Loan, 7.87% (1 mo. SOFR US + 4.00%), 08/21/2028, (0.00% Floor)		624,666	625,122
Asurion LLC, Senior Secured Second Lien Tranche B4 Term Loan, 9.15% (1 mo. SOFR US + 5.25%), 01/22/2029, (0.00% Floor)		515,701	513,169
Asurion LLC, Senior Secured First Lien Tranche B14 Term Loan, 7.42% (1 mo. SOFR US + 3.75%), 02/23/2033, (0.00% Floor)		11,778	11,402
CRC Insurance Group LLC, Senior Secured Second Lien Term Loan, 8.45% (3 mo. SOFR US + 4.75%), 05/06/2032, (0.00% Floor)		210,526	209,210
DIOT-SIACI BidCo SAS, Senior Secured First Lien Tranche B Term Loan, 5.38% (3 mo. EURIBOR + 3.25%), 07/26/2032, (0.00% Floor)	EUR	525,000	602,009
Trucordia Insurance Holdings LLC, First Lien Tranche B Term Loan, 6.92% (1 mo. Term SOFR + 3.25%), 06/17/2032		150,000	138,750
			4,091,804

Interactive Media & Services - 0.1%
GoodRx, Inc., Senior Secured First Lien Tranche B Term Loan, 7.42% (1 mo. SOFR US + 3.75%), 07/10/2029, (0.00% Floor)		286,435	258,937

Leisure Products - 0.4%
Peloton Interactive, Inc., Senior Secured First Lien Term Loan, 9.17% (1 mo. SOFR US + 5.50%), 05/30/2029, (0.00% Floor)		1,076,413	1,080,783

Life Sciences Tools & Services - 0.8%
PAREXEL International Corp., Senior Secured First Lien Tranche B Term Loan, 6.42% (1 mo. SOFR US + 2.75%), 12/12/2031, (0.00% Floor)		692,265	690,822
Sotera Health Holdings LLC, Senior Secured First Lien Tranche B Term Loan, 6.17% (1 mo. SOFR US + 2.50%), 05/30/2031, (0.00% Floor)		728,296	729,891
Star Parent, Inc., Senior Secured First Lien Tranche B Term Loan, 7.70% (3 mo. SOFR US + 4.00%), 09/30/2030, (0.00% Floor)		803,804	795,838
			2,216,551

Machinery - 0.5%
Delachaux Group SA, Senior Secured First Lien Tranche B Term Loan, 5.28% (3 mo. EURIBOR + 3.25%), 04/16/2029, (0.00% Floor)	EUR	220,509	256,469
TK Elevator Midco GmbH, Senior Secured First Lien Tranche B Term Loan, 5.15% (6 mo. EURIBOR + 3.00%), 04/30/2030, (0.00% Floor)	EUR	460,000	529,495
TK Elevator US Newco, Inc., First Lien Tranche B Term Loan, 6.43% (1 mo. Term SOFR + 2.75%), 04/30/2030		250,000	250,678
TSG Solutions Holding SAS, Senior Secured First Lien Tranche B1 Term Loan, 5.28% (3 mo. EURIBOR + 3.25%), 05/28/2032, (0.00% Floor)	EUR	300,000	346,901
			1,383,543

Media - 1.5%
Aragorn Parent Corp., Senior Secured First Lien Tranche B Term Loan, 7.17% (1 mo. SOFR US + 3.50%), 12/15/2028, (0.00% Floor)		637,158	638,352
Century DE Buyer LLC, Senior Secured First Lien Tranche B Term Loan, 6.67% (3 mo. SOFR US + 3.00%), 10/30/2030, (0.00% Floor)		344,776	336,229
Directv Financing LLC, Senior Secured First Lien Tranche EXT Term Loan, 9.44% (3 mo. SOFR US + 5.25%), 08/02/2029, (0.75% Floor)		667,278	670,007
McGraw-Hill Education, Inc., Senior Secured First Lien Tranche B2 Term Loan, 6.42% (1 mo. SOFR US + 2.75%), 08/06/2031, (0.50% Floor)		429,280	429,280
Nexstar Broadcasting, Tranche B7 Term Loan, 6.43%, 03/21/2033		100,000	99,000
Univision Communications, Inc., Senior Secured First Lien Tranche B Term Loan
7.15% (1 mo. SOFR US + 3.25%), 01/31/2029, (0.75% Floor)		592,288	586,365
7.95% (3 mo. SOFR US + 4.25%), 06/25/2029, (0.50% Floor)		483,668	482,762
Virgin Media Bristol LLC, Senior Secured First Lien Tranche Y Term Loan, 7.15% (6 mo. SOFR US + 3.18%), 03/31/2031, (0.00% Floor)		185,000	169,372
Vmed O2 UK Holdco 4 Ltd., Senior Secured First Lien Tranche AF Term Loan, 4.94% (1 mo. EURIBOR + 3.00%), 10/15/2031, (0.00% Floor)	EUR	115,000	124,298
WideOpenWest Finance LLC, Senior Secured First Lien Term Loan
11.19% (3 mo. SOFR US + 7.00%), 12/11/2028, (1.50% Floor)		335,518	342,438
7.19% (3 mo. SOFR US + 3.00%), 12/11/2028, (1.50% Floor)		471,628	438,678
			4,316,781

Metals & Mining - 0.1%
Arsenal AIC Parent LLC, Senior Secured First Lien Tranche B Term Loan, 6.42% (1 mo. SOFR US + 2.75%), 08/19/2030, (0.00% Floor)		172,293	172,939

Oil, Gas & Consumable Fuels - 0.5%
Freeport LNG Investments LLLP, Senior Secured First Lien Term Loan, 6.89% (3 mo. SOFR US + 3.25%), 01/31/2033, (0.00% Floor)		1,050,000	1,051,753
Traverse Midstream Partners LLC, Senior Secured First Lien Tranche B Term Loan, 6.17% (3 mo. SOFR US + 2.50%), 02/16/2028, (0.50% Floor)		500,000	500,625
			1,552,378

Personal Care Products - 0.2%
KDC/ONE Development Corp., Inc., First Lien Term Loan, 7.17% (1 mo. Term SOFR + 3.50%), 08/15/2028		500,000	496,460

Pharmaceuticals - 0.9%
AI Sirona Luxembourg Acquisition Sarl, Senior Secured First Lien Tranche B5 Term Loan, 5.89% (1 mo. EURIBOR + 4.00%), 12/16/2030, (0.00% Floor)	EUR	250,000	289,325
AI Sirona Luxembourg Acquisition Sarl, Senior Secured First Lien Tranche B3 Term Loan, 5.89% (1 mo. EURIBOR + 4.00%), 09/29/2028, (0.00% Floor)	EUR	250,000	288,242
Althea Acquisition Bidco SARL, First Lien Tranche B Term Loan, 5.28% (3 mo. EURIBOR + 3.25%), 01/20/2033	EUR	550,000	632,758
Curium Bidco Sarl, Senior Secured First Lien Tranche B Term Loan, 6.67% (3 mo. SOFR US + 3.00%), 08/07/2031, (0.00% Floor)		910,464	909,894
Ethypharm (Financiere Verdi), Senior Secured First Lien Tranche B Term Loan, 5.63% (3 mo. EURIBOR + 3.50%), 04/17/2028, (0.00% Floor)	EUR	250,000	288,785
Pharmanovia Bidco Ltd., Senior Secured First Lien Tranche B3 Term Loan, 6.26% (3 mo. EURIBOR + 4.25%), 02/06/2030, (0.00% Floor)	EUR	300,000	203,527
			2,612,531

Professional Services - 1.9%
Advantage Sales & Marketing, Inc., Senior Secured First Lien Term Loan, 9.90% (1 mo. SOFR US + 6.00%), 04/18/2030, (0.00% Floor)		472,614	358,891
Blackhawk Network Holdings, Inc., Senior Secured First Lien Tranche B3 Term Loan, 7.17% (1 mo. SOFR US + 3.50%), 03/12/2029, (0.00% Floor)		934,446	923,816
Dayforce Bidco LLC, Senior Secured First Lien Tranche B Term Loan, 6.66% (3 mo. SOFR US + 3.00%), 02/04/2033, (0.00% Floor)		500,000	474,305
DTI Holdco, Inc., Senior Secured First Lien Tranche B Term Loan, 7.67% (1 mo. SOFR US + 4.00%), 04/26/2029, (0.75% Floor)		576,792	499,407
Eisner Advisory Group LLC, Senior Secured First Lien Tranche B Term Loan, 7.67% (1 mo. SOFR US + 4.00%), 02/28/2031, (0.50% Floor)		565,254	539,818
Element Materials Technology Group US Holdings, Inc., Senior Secured First Lien Tranche B Term Loan, 7.20% (3 mo. SOFR US + 3.50%), 06/25/2029, (0.50% Floor)		768,135	771,500
Grant Thornton Advisors LLC, Senior Secured First Lien Tranche B1 Term Loan, 6.42% (1 mo. SOFR US + 2.75%), 05/30/2031, (0.00% Floor)		391,544	366,500
Planet US Buyer LLC, Senior Secured First Lien Tranche B Term Loan, 6.67% (3 mo. SOFR US + 3.00%), 02/10/2031, (0.00% Floor)		614,063	615,023
Project Alpha Intermediate Holding, Senior Secured First Lien Tranche B Term Loan, 6.95% (3 mo. SOFR US + 3.25%), 10/28/2030, (0.50% Floor)		735,514	560,664
Skopima Consilio Parent LLC, Senior Secured First Lien Term Loan, 7.42% (1 mo. SOFR US + 3.75%), 05/17/2028, (0.50% Floor)		694,154	546,428
			5,656,352

Semiconductors & Semiconductor Equipment - 0.2%
Gryphon Acquire NewCo LLC, Senior Secured First Lien Tranche B Term Loan, 6.67% (3 mo. SOFR US + 3.00%), 09/13/2032, (0.00% Floor)		500,000	501,095

Software - 4.0%
Athena BidCo GmbH, Senior Secured First Lien Tranche B Term Loan, 5.63% (3 mo. EURIBOR + 3.50%), 05/20/2032, (0.00% Floor)	EUR	500,000	565,315
Avalara, Inc., Senior Secured First Lien Tranche B Term Loan, 6.45% (3 mo. SOFR US + 2.75%), 03/26/2032, (0.00% Floor)		872,415	853,876
Boxer Parent Co., Inc., Senior Secured First Lien Tranche B Term Loan, 6.67% (3 mo. SOFR US + 3.00%), 07/30/2031, (0.00% Floor)		127,710	118,757
Capstone Borrower, Inc., Senior Secured First Lien Tranche B Term Loan, 6.45% (3 mo. SOFR US + 2.75%), 06/17/2030, (0.00% Floor)		372,814	355,385
Castle US Holding Corp., Senior Secured First Lien Tranche B1 Term Loan, 6.28% (3 mo. EURIBOR + 4.25%), 05/31/2030, (0.00% Floor)	EUR	217,222	107,336
Cloud Software Group, Inc., Senior Secured First Lien Tranche B1 Term Loan, 6.95% (3 mo. SOFR US + 3.25%), 08/16/2032, (0.00% Floor)		627,927	576,346
Cloud Software Group, Inc., Senior Secured First Lien Tranche B2 Term Loan, 6.95% (3 mo. SOFR US + 3.25%), 03/24/2031, (0.00% Floor)		279,283	256,661
Darktrace Finco US LLC, Senior Secured First Lien Tranche B Term Loan, 6.90% (3 mo. SOFR US + 3.25%), 10/09/2031, (0.00% Floor)		664,496	638,002
Darktrace Finco US LLC, Senior Secured Second Lien Term Loan, 8.90% (3 mo. SOFR US + 5.25%), 10/12/2032, (0.00% Floor)		305,000	283,652
Icon Parent, Inc., Senior Secured First Lien Tranche B Term Loan, 6.44% (3 mo. SOFR US + 2.75%), 11/13/2031, (0.00% Floor)		767,490	738,229
Kaseya, Inc., Senior Secured First Lien Tranche B Term Loan, 6.92% (1 mo. SOFR US + 3.25%), 03/22/2032, (0.00% Floor)		1,121,467	1,050,546
Marcel Bidco GmbH, Senior Secured First Lien Tranche B Term Loan, 5.26% (3 mo. EURIBOR + 3.25%), 11/11/2030, (0.00% Floor)	EUR	300,000	342,368
McAfee Corp., Senior Secured First Lien Tranche B1 Term Loan, 6.67% (1 mo. SOFR US + 3.00%), 03/01/2029, (0.50% Floor)		684,289	613,294
McAfee Corp., Senior Secured First Lien Tranche B2 Term Loan, 5.53% (3 mo. EURIBOR + 3.50%), 03/01/2029, (0.00% Floor)	EUR	490,692	524,515
Mermaid Bidco, Inc., Senior Secured First Lien Tranche B Term Loan, 5.78% (3 mo. EURIBOR + 3.75%), 07/02/2031, (0.00% Floor)	EUR	450,000	507,262
Mitchell International, Inc., Senior Secured First Lien Tranche B Term Loan, 6.67% (1 mo. SOFR US + 3.00%), 06/17/2031, (0.00% Floor)		716,020	685,178
Mitchell International, Inc., Senior Secured Second Lien Term Loan, 8.92% (1 mo. SOFR US + 5.25%), 06/17/2032, (0.00% Floor)		310,000	280,841
Polaris Newco LLC, Senior Secured First Lien Tranche B Term Loan, 6.03% (3 mo. EURIBOR + 4.00%), 06/05/2028, (0.00% Floor)	EUR	238,750	235,026
Proofpoint, Inc., Senior Secured First Lien Tranche B Term Loan, 6.70% (3 mo. SOFR US + 3.00%), 08/31/2028, (0.50% Floor)		1,287,415	1,248,258
team.blue Finco SARL, Senior Secured First Lien Tranche B Term Loan, 5.63% (3 mo. EURIBOR + 3.50%), 09/28/2029, (0.00% Floor)	EUR	300,000	332,309
UKG, Inc., Senior Secured First Lien Tranche B Term Loan, 6.17% (3 mo. SOFR US + 2.50%), 02/10/2031, (0.00% Floor)		1,058,063	1,012,502
Zodiac Purchaser LLC, Senior Secured First Lien Tranche B Term Loan, 7.17% (1 mo. SOFR US + 3.50%), 02/17/2032, (0.00% Floor)		238,800	221,189
			11,546,847

Specialty Retail - 0.6%
LS Group OpCo Acquistion LLC, Senior Secured First Lien Tranche B1 Term Loan, 6.17% (3 mo. SOFR US + 2.50%), 04/23/2031, (0.00% Floor)		339,795	339,370
Motor Fuel Group, Senior Secured First Lien Tranche B Term Loan, 8.48% (SONIA + 4.75%), 04/29/2029, (0.00% Floor)	GBP	350,000	463,521
PetSmart LLC, Senior Secured First Lien Tranche B Term Loan, 7.67% (1 mo. SOFR US + 4.00%), 08/18/2032, (0.00% Floor)		516,800	514,345
Wand NewCo 3, Inc., Senior Secured First Lien Tranche B2 Term Loan, 6.17% (1 mo. SOFR US + 2.50%), 01/30/2031, (0.00% Floor)		312,643	310,511
			1,627,747

Trading Companies & Distributors - 0.3%
BCPE Empire Holdings, Inc., Senior Secured First Lien Tranche B Term Loan, 7.17% (1 mo. SOFR US + 3.50%), 12/29/2032, (0.00% Floor)		184,600	182,063
Renta Group, Senior Secured First Lien Tranche B Term Loan, 5.04% (3 mo. EURIBOR + 3.00%), 07/31/2030	EUR	500,000	577,783
			759,846

Transportation Infrastructure - 0.1%
Boluda Towage SL, Senior Secured First Lien Tranche B3 Term Loan, 5.41% (1 mo. EURIBOR + 3.50%), 01/31/2030, (0.00% Floor)	EUR	300,000	348,399
Total Senior Loans (Syndicated)			93,927,970

High Yield - 20.8% (a)
Automobile Components - 0.4%
IHO Verwaltungs GmbH, 7.00% (or 7.75% PIK), 11/15/2031	EUR	305,000	369,907
Schaeffler AG, 4.50%, 05/12/2032	EUR	300,000	333,759
Valeo SE, 4.63%, 03/23/2032	EUR	300,000	335,581
			1,039,247

Automobiles - 0.5%
JB Poindexter & Company, Inc., 8.75%, 12/15/2031 (d)		575,000	583,522
Nissan Motor Co. Ltd., 8.13%, 07/17/2035 (d)		745,000	767,157
			1,350,679

Broadline Retail - 0.3%
B&M European Value Retail PLC, 6.50%, 11/27/2031	GBP	295,000	370,256
QVC, Inc., 6.88%, 04/15/2029 (d)		1,163,000	517,535
			887,791

Building Products - 0.1%
LBM Acquisition LLC, 6.25%, 01/15/2029 (d)		395,000	289,129

Capital Markets - 0.1%
Osaic Holdings, Inc.
6.75%, 08/01/2032 (d)		15,000	15,013
8.00%, 08/01/2033 (d)		350,000	345,806
			360,819

Chemicals - 1.0%
Celanese US Holdings LLC
7.00%, 02/15/2031		160,000	164,409
6.75%, 04/15/2033		645,000	662,153
INEOS Finance PLC, 6.38%, 04/15/2029	EUR	100,000	109,470
INEOS Quattro Finance 2 PLC, 6.75%, 04/15/2030	EUR	335,000	299,439
Kronos International, Inc., 9.50%, 03/15/2029	EUR	155,000	154,991
Olympus Water US Holding Corp.
6.25%, 10/01/2029 (d)		315,000	298,022
7.25%, 06/15/2031 (d)		275,000	268,877
6.75%, 08/01/2032 (d)		479,000	456,649
6.13%, 02/15/2033	EUR	154,000	171,947
Perimeter Holdings LLC, 6.25%, 01/15/2034 (d)		310,000	304,350
Windsor Holdings III LLC, 8.50%, 06/15/2030 (d)		2,000	2,074
			2,892,381

Commercial Services & Supplies - 0.9%
Allied Universal Holdco LLC
3.63%, 06/01/2028	EUR	305,000	343,834
7.88%, 02/15/2031 (d)		900,000	928,697
Garda World Security Corp., 8.38%, 11/15/2032 (d)		445,000	445,694
Luna 2 5SARL, 5.50%, 07/01/2032	EUR	275,000	313,928
TMS International Corp., 6.25%, 04/15/2029 (d)		640,000	618,298
			2,650,451

Consumer Finance - 0.2%
goeasy Ltd.
6.88%, 05/15/2030 (d)		275,000	228,189
7.38%, 10/01/2030 (d)		190,000	157,529
OneMain Finance Corp., 6.75%, 09/15/2033		150,000	144,015
			529,733

Consumer Staples Distribution & Retail - 0.2%
Boots Group Finco LP, 5.38%, 08/31/2032	EUR	320,000	369,367
Eroski S Coop, 5.75%, 05/15/2031	EUR	267,000	312,746
			682,113

Containers & Packaging - 0.3%
Guala Closures SpA, 6.15% (3 mo. EURIBOR + 4.00%), 06/29/2029, (0.00% Floor) (d)	EUR	250,000	283,048
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031 (d)		730,000	699,963
			983,011

Diversified Consumer Services - 0.2%
Aegis Lux 1a Sarl, 5.63% (or 6.38% PIK), 10/29/2031	EUR	394,000	450,809

Diversified Telecommunication Services - 1.1%
Cogent Communications Group LLC
7.00%, 06/15/2027 (d)		325,000	321,702
6.50%, 07/01/2032 (d)		685,000	598,032
eircom Finance DAC, 5.00%, 04/30/2031	EUR	363,000	419,007
Iliad Holding SAS
5.38%, 04/15/2030	EUR	125,000	146,465
6.88%, 04/15/2031	EUR	155,000	187,280
Level 3 Financing, Inc.
7.00%, 03/31/2034 (d)		680,000	696,548
8.50%, 01/15/2036 (d)		160,000	167,098
Telefonica Europe BV, 6.75% to 09/07/2031 then 8 yr. Swap Rate EUR + 3.62%, Perpetual	EUR	200,000	247,143
VZ Secured Financing BV, 5.25%, 01/15/2033	EUR	146,000	156,178
Zayo Group Holdings, Inc., 6.25% (5.75% Cash and 0.50% PIK until 03/30/2027), 03/09/2030d)		314,139	312,480
			3,251,933

Electric Utilities - 0.2%
VoltaGrid LLC, 7.38%, 11/01/2030 (d)		645,000	666,458

Electrical Equipment - 0.1%
Cyprium Corp., 6.38%, 04/15/2034 (d)		215,000	209,226

Entertainment - 0.4%
Discovery Global Holdings, Inc., 5.05%, 03/15/2042		435,000	287,668
OAK-Eagle Acquireco, Inc.
7.21% (1 mo. Term SOFR + 3.50%), 03/24/2033		500,000	497,500
6.25%, 07/01/2033	EUR	127,000	150,033
7.25%, 07/01/2033 (d)		145,000	150,328
			1,085,529

Financial Services - 0.7%
CrossCountry Intermediate HoldCo LLC, 6.75%, 12/01/2032 (d)		305,000	287,292
Freedom Mortgage Holdings LLC, 9.13%, 05/15/2031 (d)		457,000	465,112
NCR Atleos Corp., 9.50%, 04/01/2029 (d)		710,000	760,412
PennyMac Financial Services, Inc., 6.88%, 02/15/2033 (d)		300,000	287,294
Stonebriar ABF Issuer LLC, 8.13%, 12/15/2030 (d)		305,000	315,463
			2,115,573

Food Products - 1.2%
Fiesta Purchaser, Inc.
7.88%, 03/01/2031 (d)		585,000	596,052
9.63%, 09/15/2032 (d)		290,000	296,082
Flora Food Management BV, 6.88%, 07/02/2029	EUR	160,000	173,811
Froneri Lux FinCo SARL, 4.75%, 08/01/2032	EUR	261,000	286,095
Irca SpA, 5.90% (3 mo. EURIBOR + 3.75%), 12/15/2029, (0.00% Floor) (d)	EUR	500,000	580,936
Post Holdings, Inc.
6.25%, 10/15/2034 (d)		320,000	313,647
6.50%, 03/15/2036 (d)		940,000	921,506
Roquette Freres SA, 5.49% to 02/25/2030 then 5 yr. Swap Rate EUR + 3.25%, Perpetual	EUR	100,000	115,162
Sammontana Italia SpA, 5.77% (3 mo. EURIBOR + 3.75%), 10/15/2031, (0.00% Floor) (d)	EUR	175,000	202,848
			3,486,139

Gas Utilities - 0.4%
CQP Holdco LP
5.50%, 06/15/2031 (d)		165,000	160,991
7.50%, 12/15/2033 (d)		290,000	304,552
Suburban Propane Partners LP
5.00%, 06/01/2031 (d)		490,000	461,537
6.50%, 12/15/2035 (d)		120,000	116,759
			1,043,839

Health Care Providers & Services - 0.9%
Acadia Healthcare Co., Inc., 7.38%, 03/15/2033 (d)		538,000	551,490
Community Health Systems, Inc.
10.88%, 01/15/2032 (d)		228,000	244,897
9.75%, 01/15/2034 (d)		480,000	498,777
LifePoint Health, Inc., 8.38%, 02/15/2032 (d)		435,000	464,859
Mehilainen Yhtiot Oy, 5.13%, 06/30/2032	EUR	310,000	358,019
Nidda Healthcare Holding GmbH, 5.38%, 10/23/2030	EUR	160,000	184,755
RAY Financing LLC, 6.50%, 07/15/2031	EUR	295,000	341,776
			2,644,573

Health Care REITs - 0.2%
MPT Operating Partnership LP
5.00%, 10/15/2027		150,000	139,755
4.63%, 08/01/2029		185,000	144,069
8.50%, 02/15/2032 (d)		340,000	344,964
			628,788

Hotel & Resort REITs - 0.3%
Service Properties Trust, 8.63%, 11/15/2031 (d)		745,000	778,594

Hotels, Restaurants & Leisure - 1.9%
Betclic Everest Group SAS, 5.13%, 12/10/2031	EUR	207,000	236,617
Bloomin' Brands, Inc., 5.13%, 04/15/2029 (d)		1,015,000	901,637
Cirsa Finance International Sarl, 4.88%, 10/15/2031	EUR	192,000	218,752
CPUK Finance Ltd., 6.88%, 08/28/2032	GBP	229,000	303,813
Hilton Grand Vacations Borrower Escrow LLC, 5.00%, 06/01/2029 (d)		675,000	641,324
LHMC Finco 2 Sarl, 9.38% (or 9.38% PIK), 05/15/2030	EUR	104,766	127,064
Marriott Ownership Resorts, Inc., 6.50%, 10/01/2033 (d)		800,000	761,415
Motel One GmbH, 7.75%, 04/02/2031	EUR	280,000	336,958
NCL Corp. Ltd., 6.25%, 09/15/2033 (d)		315,000	305,875
Sani/Ikos Financial Holdings, 7.25%, 07/31/2030	EUR	325,000	383,679
Six Flags Entertainment Corp, 7.25%, 05/15/2031 (d)		1,095,000	1,055,487
TUI Cruises GmbH, 6.25%, 04/15/2029	EUR	285,000	333,622
			5,606,243

Household Durables - 0.2%
Miller Homes Group Finco PLC, 7.00%, 05/15/2029	GBP	230,000	299,220
Weekley Homes LLC, 6.75%, 01/15/2034 (d)		345,000	330,854
			630,074

Independent Power and Renewable Electricity Producers - 0.2%
California Buyer Ltd., 5.63%, 02/15/2032	EUR	372,000	416,733
XPLR Infrastructure Operating Partners LP, 7.75%, 04/15/2034 (d)		305,000	315,191
			731,924

Insurance - 0.4%
Ardonagh Finco Ltd, 6.88%, 02/15/2031	EUR	290,000	333,270
Asurion LLC, 8.00%, 12/31/2032 (d)		450,000	467,230
Howden UK Refinance PLC, 7.25%, 02/15/2031 (d)		216,000	217,986
Panther Escrow Issuer LLC, 7.13%, 06/01/2031 (d)		65,000	65,251
			1,083,737

Life Sciences Tools & Services - 0.5%
Eurofins Scientific SE, 5.75% to 04/04/2032 then 3 mo. EURIBOR + 3.19%, Perpetual	EUR	320,000	380,878
Sotera Health Holdings LLC, 7.38%, 06/01/2031 (d)		1,045,000	1,080,763
			1,461,641

Machinery - 0.3%
Alstom SA, 5.87% to 08/29/2029 then 5 yr. Swap Rate EUR + 2.93%, Perpetual	EUR	300,000	357,264
Columbus McKinnon Corp., 7.13%, 02/01/2033 (d)		155,000	155,074
IMA Industria Macchine Automatiche SpA, 5.77% (3 mo. EURIBOR + 3.75%), 04/15/2029 (d)	EUR	220,000	254,969
			767,307

Media - 2.3%
AMC Networks, Inc.
4.25%, 02/15/2029		11,000	9,279
10.50%, 07/15/2032 (d)		1,122,000	1,108,468
Block Communications, Inc., 10.25%, 03/01/2031 (d)		285,000	261,035
CCO Holdings LLC
4.75%, 03/01/2030 (d)		190,000	180,406
4.25%, 02/01/2031 (d)		170,000	155,054
7.00%, 02/01/2033 (d)		510,000	511,912
4.50%, 06/01/2033 (d)		494,000	430,439
Clear Channel Outdoor Holdings, Inc., 7.50%, 03/15/2033 (d)		631,000	668,698
CSC Holdings LLC, 5.50%, 04/15/2027 (d)		1,045,000	907,576
Gray Media, Inc.
9.63%, 07/15/2032 (d)		310,000	310,269
7.25%, 08/15/2033 (d)		370,000	373,121
Nexstar Media, Inc.
6.50%, 09/15/2033 (d)		220,000	221,809
7.25%, 04/15/2034 (d)		70,000	70,283
Sirius XM Radio LLC., 3.88%, 09/01/2031 (d)		1,060,000	963,358
Virgin Media Financing PLC, 5.63%, 04/15/2032	EUR	235,000	250,344
Virgin Media Secured Finance PLC, 5.25%, 05/15/2029	GBP	140,000	177,480
			6,599,531

Metals & Mining - 0.2%
Cleveland-Cliffs, Inc., 7.38%, 05/01/2033 (d)		455,000	445,486

Oil, Gas & Consumable Fuels - 0.7%
Comstock Resources, Inc.
6.75%, 03/01/2029 (d)		635,000	628,047
5.88%, 01/15/2030 (d)		16,000	15,502
CVR Energy, Inc.
7.50%, 02/15/2031 (d)		155,000	156,289
7.88%, 02/15/2034 (d)		135,000	135,565
Northern Oil & Gas, Inc., 7.88%, 10/15/2033 (d)		630,000	652,244
Venture Global LNG, Inc., 8.38%, 06/01/2031 (d)		97,000	100,928
Venture Global Plaquemines LNG LLC
6.50%, 06/15/2034 (d)		225,000	234,356
6.75%, 01/15/2036 (d)		245,000	259,652
			2,182,583

Paper & Forest Products - 0.1%
WEPA Hygieneprodukte GmbH, 4.50%, 11/30/2032	EUR	337,000	371,438

Passenger Airlines - 0.7%
Spirit Airlines Pass Through Trust, 11.00%, 02/15/2030 (b)		2,000,000	1,900,000

Personal Care Products - 0.1%
Opal Bidco SAS, 5.50%, 03/31/2032	EUR	335,000	379,286

Pharmaceuticals - 0.9%
1261229 BC Ltd., 10.00%, 04/15/2032 (d)		930,000	952,961
Cheplapharm Arzneimittel GmbH
6.73% (3 mo. EURIBOR + 4.75%), 05/15/2030, (0.00% Floor) (d)	EUR	210,000	243,336
7.50%, 05/15/2030	EUR	300,000	350,323
Dolcetto Holdco SpA, 5.63%, 07/14/2032	EUR	295,000	339,864
Endo Finance Holdings LP, 8.50%, 04/15/2031 (d)		725,000	759,690
			2,646,174

Professional Services - 0.0% (e)
TriNet Group, Inc., 7.13%, 08/15/2031 (d)		145,000	140,871

Real Estate Management & Development - 0.6%
Anywhere Real Estate Group LLC
5.25%, 04/15/2030 (d)		335,000	316,784
7.00%, 04/15/2030 (d)		335,000	335,737
Hunt Companies, Inc., 5.25%, 04/15/2029 (d)		765,000	718,405
Kennedy-Wilson, Inc., 4.75%, 02/01/2030		292,000	292,305
			1,663,231

Software - 0.8%
Cedacri SpA, 7.48% (3 mo. EURIBOR + 5.50%), 05/15/2028, (0.00% Floor) (d)	EUR	200,000	225,689
Cloud Software Group, Inc., 6.50%, 03/31/2029 (d)		219,000	213,866
Dye & Durham Ltd., 8.63%, 04/15/2029 (d)		410,000	343,547
Fair Isaac Corp., 6.25%, 09/15/2034 (d)		285,000	280,550
Rocket Software, Inc.
9.00%, 11/28/2028 (d)		75,000	74,966
6.50%, 02/15/2029 (d)		315,000	283,883
TeamSystem SpA
5.00%, 07/01/2031	EUR	365,000	390,406
5.27% (3 mo. EURIBOR + 3.25%), 07/01/2032, (0.00% Floor) (d)	EUR	500,000	545,494
			2,358,401

Specialty Retail - 1.0%
Advance Auto Parts, Inc.
7.00%, 08/01/2030 (d)		315,000	319,319
7.38%, 08/01/2033 (d)		470,000	476,423
LCM Investments Holdings II LLC, 8.25%, 08/01/2031 (d)		445,000	463,585
PetSmart LLC, 7.50%, 09/15/2032 (d)		644,000	647,616
Wand NewCo 3, Inc., 7.63%, 01/30/2032 (d)		1,025,000	1,048,608
			2,955,551

Trading Companies & Distributors - 0.1%
Equipmentshare.Com Inc., 8.00%, 03/15/2033 (d)		302,000	312,116

Transportation Infrastructure - 0.1%
Heathrow Finance PLC, 6.63%, 03/01/2031	GBP	175,000	230,185
Total High Yield			60,492,594
TOTAL CORPORATE CREDIT (Cost $158,138,145)			154,420,564

PRIVATE CREDIT - 47.0%		Par	Value
Senior Loans - 41.6% (a)
Aerospace & Defense - 0.3%
WP CPP Holdings, Senior Secured First Lien Term Loan
9.92% (3 mo. SOFR US + 6.25%), 11/28/2029, (0.00% Floor) (b)		838,531	837,776
9.92% (3 mo. SOFR US + 6.25%) (or 4.13% PIK), 11/28/2029, (0.00% Floor) (b)		71,176	71,112
WP CPP Holdings, First Lien Revolver, 11.34%, 11/28/2029 (b)(c)		90,000	0
			908,888

Beverages - 1.3%
Clase Azul, First Lien Revolver, 4.67%, 03/06/2031 (b)(c)		667,000	0
Tequilas Premium First Lien Term Loan
13.17%, 03/06/2031 (b)		1,975,000	1,935,698
4.67%, 03/06/2031 (b)		2,000,000	1,960,600
			3,896,298

Biotechnology - 0.4%
ADC Therapeutics, Inc., Senior Secured First Lien Term Loan, 11.47% (3 mo. SOFR US + 7.50%), 08/15/2029, (1.00% Floor) (b)		1,135,543	1,129,524

Building Products - 0.7%
Geotechnical Merger Sub, Senior Secured First Lien Term Loan, 8.17% (6 mo. SOFR US + 4.50%), 10/15/2031, (0.00% Floor) (b)		1,682,000	1,671,403
Geotechnical Merger Sub, First Lien Delay Draw Term Loan, 9.04%, 08/27/2031 (b)(c)		623,000	303,347
Geotechnical Merger Sub, First Lien Revolver, 9.07%, 08/27/2031 (b)(c)		234,000	54,256
			2,029,006

Commercial Services & Supplies - 1.7%
Kings Buyer LLC, Senior Secured First Lien Revolver, 11.00% (Prime Rate + 4.25%), 10/29/2027, (1.00% Floor) (b)(c)		472,406	313,807
NFM & J LP, Senior Secured First Lien Term Loan, 9.58% (3 mo. SOFR US + 5.75%), 11/30/2028, (1.00% Floor) (b)		484,137	474,406
NFM & J LP, Senior Secured First Lien Revolver
10.94% (1 mo. SOFR US+ 5.75%), 11/30/2028, (1.00% Floor) (b)(c)		8,841	4,115
11.50% (Prime Rate + 4.75%), 11/30/2028, (1.00% Floor) (b)(c)		101,522	47,253
NFM & J LP, Senior Secured First Lien Delay Draw Term Loan, 9.62% (3 mo. SOFR US + 5.75%), 11/30/2028, (1.00% Floor) (b)		30,369	29,759
USIC Holdings, Senior Secured First Lien Term Loan, 9.17% (3 mo. SOFR US + 5.50%), 09/10/2031, (0.75% Floor) (b)		3,296,233	3,296,892
USIC Holdings, Senior Secured First Lien Tranche A1 Incremental Term Loan, 6.30% (3 mo. SOFR US + 2.63%), 09/10/2031, (0.00% Floor) (b)		530,499	533,311
USIC Holdings, Senior Secured First Lien Delay Draw Term Loan
9.17% (1 mo. SOFR US + 5.50%), 09/10/2031, (0.75% Floor) (b)(c)		33,374	22,991
9.17% (3 mo. SOFR US + 5.50%), 09/10/2031, (0.75% Floor) (b)(c)		162,772	112,132
USIC Holdings, Senior Secured First Lien Revolver
11.00% (Prime Rate + 4.25%), 09/10/2031, (0.00% Floor) (b)(c)		47,895	41,600
8.92% (3 mo. SOFR US + 5.25%), 09/10/2031, (0.00% Floor) (b)(c)		23,947	20,800
8.92% (3 mo. SOFR US + 5.25%), 09/10/2031, (0.00% Floor) (b)(c)		35,921	31,200
8.92% (3 mo. SOFR US + 5.25%), 09/10/2031, (0.00% Floor) (b)(c)		44,303	38,480
8.92% (3 mo. SOFR US + 5.25%), 09/10/2031, (0.00% Floor) (b)(c)		29,934	26,000
			4,992,746

Communications Equipment - 0.5%
Sorenson Communications, Senior Secured First Lien Term Loan, 9.42% (1 mo. SOFR US + 5.75%), 04/19/2029, (0.00% Floor) (b)		1,530,409	1,508,525
Sorenson Communications, First Lien Revolver, 11.08%, 04/19/2029 (b)(c)		198,000	0
			1,508,525

Consumer Finance - 1.2%
CPS Mezzanine, First Lien Tranche B Revolver, 10.73%, 07/15/2027 (b)(c)		3,750,000	3,364,034

Consumer Staples Distribution & Retail - 0.6%
Blazing Star Parent, Senior Secured First Lien Term Loan, 10.67% (3 mo. SOFR US + 7.00%), 08/28/2030, (0.00% Floor) (b)		1,844,650	1,808,679

Containers & Packaging - 0.2%
ASP-r-pac Acquisition Company LLC, Senior Secured First Lien Incremental Term Loan, 9.67% (3 mo. SOFR US + 6.00%), 12/29/2027, (0.75% Floor) (b)		344,071	340,218
ASP-r-pac Acquisition Company LLC, First Lien Revolver, 9.49%, 12/29/2027 (b)(c)		205,745	191,234
			531,452

Distributors - 1.2%
NEFCO, Senior Secured First Lien Term Loan, 8.24% (3 mo. SOFR US + 4.50%), 01/13/2033, (0.00% Floor) (b)		3,330,112	3,313,794
NEFCO, First Lien Delay Draw Term Loan, 8.15%, 01/13/2033 (b)(c)		713,595	0
NFO Orange Buyer, Senior Secured First Lien Revolver, 10.25% (Prime Rate + 3.50%), 01/13/2033, (0.00% Floor) (b)(c)		475,730	94,680
			3,408,474

Diversified Consumer Services - 1.8%
AVSC Holding, Senior Secured First Lien Term Loan, 8.67% (1 mo. SOFR US + 5.00%), 12/05/2031, (0.75% Floor) (b)		3,812,490	3,746,153
AVSC Holding, Senior Secured First Lien Revolver
8.66% (1 mo. SOFR US + 5.00%), 12/05/2029, (0.00% Floor) (b)(c)		68,667	12,165
8.67% (1 mo. SOFR US + 5.00%), 12/05/2029, (0.00% Floor) (b)(c)		103,000	18,247
8.67% (1 mo. SOFR US + 5.00%), 12/05/2029, (0.00% Floor) (b)(c)		103,000	18,247
8.67% (1 mo. SOFR US + 5.00%), 12/05/2029, (0.00% Floor) (b)(c)		137,333	24,329
Legends Hospitality Holding Co., First Lien Term Loan, 6.42% (or 2.75% PIK), 08/22/2031 (b)		1,324,470	1,300,895
Legends Hospitality Holding Co., Senior Secured First Lien Delay Draw Term Loan
8.64% (3 mo. SOFR US + 5.00%), 08/22/2031, (0.00% Floor) (b)		12,888	12,658
8.67% (3 mo. SOFR US + 5.00%), 08/22/2031, (0.00% Floor) (b)		62,647	61,532
Legends Hospitality Holding Co., Senior Secured First Lien Revolver
8.67% (1 mo. SOFR US + 5.00%), 08/22/2030, (0.00% Floor) (b)(c)		100,704	52,087
8.67% (1 mo. SOFR US + 5.00%), 08/22/2030, (0.00% Floor) (b)(c)		50,352	26,044
8.67% (Fixed Rate), 08/22/2030, (0.00% Floor) (b)(c)		943	488
			5,272,845

Electrical Equipment - 0.3%
Inventus Power, Inc.
0.00%, 06/30/2026 (b)(c)(g)		43,867	0
11.33%, 06/30/2026 (b)		806,203	805,074
			805,074

Financial Services - 2.4%
Hertz Vehicle Financing III, Class B, 9.28%, 06/28/2028 (b)		3,000,000	2,992,500
Minotaur Acquisition, Senior Secured First Lien Term Loan, 8.67% (1 mo. SOFR US + 5.00%), 05/10/2030, (1.00% Floor) (b)		2,617,440	2,592,836
Minotaur Acquisition, Senior Secured First Lien Tranche B Term Loan, 8.67% (1 mo. SOFR US + 5.00%), 06/03/2030, (1.00% Floor) (b)		1,016,510	1,006,955
Minotaur Acquisition, Senior Secured First Lien Delay Draw Term Loan, 8.67% (1 mo. SOFR US + 5.00%), 06/03/2030, (1.00% Floor) (b)		334,910	331,761
MTC Holdings, First Lien Revolver, 10.35%, 05/10/2030 (b)(c)		103,000	0
			6,924,052

Food Products - 0.3%
Protein For Pets Opco, Senior Secured First Lien Term Loan, 8.92% (1 mo. SOFR US + 5.25%), 03/22/2030, (0.00% Floor) (b)		976,605	958,050
Protein For Pets Opco, First Lien Revolver, 10.57%, 03/22/2030 (b)(c)		103,000	0
			958,050

Ground Transportation - 2.9%
Recess Topco Partnership, First Lien Term Loan, 9.67%, 01/26/2032 (b)		8,546,000	8,376,789

Health Care Equipment & Supplies - 2.9%
Bayou Intermediate II, Senior Secured First Lien Term Loan, 8.45% (3 mo. SOFR US + 4.75%), 09/30/2032, (0.75% Floor) (b)		4,218,000	4,179,616
Bayou Intermediate II, Senior Secured First Lien Delay Draw Term Loan
8.42% (1 mo. SOFR US + 4.75%), 09/30/2032, (0.75% Floor) (b)(c)		35,567	19,501
8.42% (3 mo. SOFR US + 4.75%), 09/30/2032, (0.75% Floor) (b)(c)		112,629	61,754
8.42% (3 mo. SOFR US + 4.75%), 09/30/2032, (0.75% Floor) (b)(c)		165,979	91,006
8.45% (3 mo. SOFR US + 4.75%), 09/30/2032, (0.75% Floor) (b)(c)		835,825	458,281
Bayou Intermediate II, Senior Secured First Lien Revolver
8.42% (1 mo. SOFR US + 4.75%), 09/30/2032, (0.00% Floor) (b)(c)		198,647	83,657
8.45% (3 mo. SOFR US + 4.75%), 09/30/2032, (0.00% Floor) (b)(c)		415,353	174,919
Spruce Bidco II, Senior Secured First Lien Term Loan
7.00% (TCOR (3 months) + 4.75%), 01/30/2032, (0.75% Floor) (b)	CAD	490,200	349,212
8.45% (6 mo. SOFR US + 4.75%), 01/30/2032, (0.75% Floor) (b)		2,703,570	2,679,238
8.88% (Daily SOFR + 5.25%), 01/30/2032, (0.75% Floor) (b)	JPY	52,414,590	327,292
Spruce Bidco II, Senior Secured First Lien Revolver
8.37% (6 mo. SOFR US + 4.75%), 01/30/2032, (0.75% Floor) (b)(c)		307,000	67,615
8.41% (3 mo. SOFR US + 4.75%), 01/30/2032, (0.75% Floor) (b)(c)		307,000	67,615
			8,559,706

Health Care Providers & Services - 1.7%
ACESO HOLDING, First Lien Term Loan, 8.13%, 09/27/2031 (b)	EUR	1,529,000	1,749,100
ACESO HOLDING, First Lien Delay Draw Term Loan, 9.10%, 09/27/2031 (b)	EUR	382,000	436,989
LSL Holdco LLC, Term Loan, 10.02%, 01/31/2028 (b)		2,301,801	2,231,135
LSL Holdco LLC, Incremental Term Loan, 10.42%, 01/31/2028 (b)		268,064	259,835
LSL Holdco RC, Senior Secured First Lien Revolver, 9.87% (1 mo. SOFR US + 6.00%), 01/31/2028, (0.75% Floor) (b)(c)		266,412	134,267
PetVet Care Centers LLC, Senior Secured First Lien Revolver
9.67% (1 mo. SOFR US + 6.00%), 11/15/2029, (0.75% Floor) (b)(c)		153,500	27,630
9.68% (1 mo. SOFR US + 6.00%), 11/15/2029, (0.75% Floor) (b)(c)		153,500	27,630
			4,866,586

Health Care Technology - 3.1%
Establishment Labs Holdings, Inc., First Lien Tranche A Term Loan, 9.00%, 04/21/2027 (b)		1,247,716	1,272,670
Establishment Labs Holdings, Inc., First Lien Tranche B Delay Draw Term Loan, 9.00%, 04/21/2027 (b)		199,823	203,820
Establishment Labs Holdings, Inc., First Lien Tranche C Delay Draw Term Loan, 9.00%, 04/21/2027 (b)		184,290	187,976
Establishment Labs Holdings, Inc., First Lien Tranche D Delay Draw Term Loan, 9.00%, 04/21/2027 (b)		184,289	187,975
Next Holdco LLC, First Lien Revolver, 11.32%, 11/08/2029 (b)(c)		80,000	0
NextGen Healthcare, Inc., Senior Secured First Lien Term Loan, 8.89% (3 mo. SOFR US + 5.25%), 11/11/2030, (0.75% Floor) (b)		813,400	806,405
Premium Parent, Senior Secured First Lien Term Loan, 10.18% (1 mo. SOFR US + 6.50%), 11/25/2032, (0.00% Floor) (b)		6,172,186	6,059,235
Premium Parent, Senior Secured First Lien Revolver
10.17% (1 mo. SOFR US + 6.50%), 11/25/2032, (0.00% Floor) (b)(c)		106,417	32,502
10.17% (1 mo. SOFR US + 6.50%), 11/25/2032, (0.00% Floor) (b)(c)		478,877	146,257
10.18% (1 mo. SOFR US + 6.50%), 11/25/2032, (0.00% Floor) (b)(c)		159,626	48,752
			8,945,592

Hotels, Restaurants & Leisure - 3.1%
ASP-r-pac Acquisition Company LLC, First Lien Term Loan, 10.54%, 12/29/2027 (b)		1,659,125	1,640,377
Grove Waterpark and Resort, Term Loan, 11.82%, 06/21/2028 (b)		1,692,387	1,635,184
Grove Waterpark and Resort, Delay Draw Term Loan, 12.42%, 06/21/2028 (b)		350,754	338,899
Grove Waterpark and Resort, Revolver, 12.65%, 06/21/2028 (b)(c)		175,377	84,725
Intralot Capital Lux, Senior Secured First Lien Tranche B Term Loan, 9.23% (SONIA + 5.50%), 09/18/2031, (0.00% Floor) (b)	GBP	4,057,000	5,206,569
			8,905,754

Insurance - 1.2%
Integrity Marketing Acquisition LLC, Senior Secured First Lien Term Loan
8.67% (3 mo. SOFR US + 5.00%), 08/25/2028, (0.75% Floor) (b)		2,482,615	2,479,885
8.82% (3 mo. SOFR US + 5.00%), 08/25/2028, (0.75% Floor) (b)		374	373
Integrity Marketing Acquisition LLC, First Lien Delay Draw Term Loan, 10.28%, 08/28/2028 (b)(c)		519,866	0
Integrity Marketing Acquisition LLC, First Lien Revolver, 10.28%, 08/28/2028 (b)(c)		234,995	0
THG Acquisition, Senior Secured First Lien Term Loan, 8.42% (1 mo. SOFR US + 4.75%), 10/31/2031, (0.75% Floor) (b)		1,059,300	1,050,190
THG Acquisition, Senior Secured First Lien Delay Draw Term Loan, 8.42% (1 mo. SOFR US + 4.75%), 10/31/2031, (0.75% Floor) (b)(c)		238,480	90,370
THG Acquisition, Senior Secured First Lien Revolver
8.42% (1 mo. SOFR US + 4.75%), 10/31/2031, (0.75% Floor) (b)(c)		118,573	28,884
9.07% (Fixed Rate), 10/31/2031, (0.75% Floor) (b)(c)		427	104
			3,649,806

Life Sciences Tools & Services - 1.6%
Creek Parent, Senior Secured First Lien Term Loan, 8.67% (1 mo. SOFR US + 5.00%), 12/18/2031, (0.00% Floor) (b)		3,254,130	3,203,366
Creek Parent, Senior Secured First Lien Revolver, 9.82% (Fixed Rate), 12/18/2031, (0.75% Floor) (b)(c)		471,000	0
Europa Biosite, First Lien Tranche B1 Term Loan, 2.16%, 09/22/2032 (b)	SEK	7,540,000	781,984
Europa Biosite, First Lien Tranche B2 Term Loan, 9.22%, 09/22/2032 (b)	GBP	584,527	759,749
Europa Biosite, First Lien Tranche 3 Delay Draw Term Loan, 2.16%, 09/22/2032 (b)(c)	SEK	9,158,000	0
			4,745,099

Machinery - 0.7%
ProFrac Holdings II LLC, 10.93% (3 mo. Term SOFR + 7.25%), 01/23/2029 (b)(d)		1,009,000	996,085
Truck-Lite Company, Senior Secured First Lien Term Loan, 8.42% (3 mo. SOFR US + 4.75%), 02/13/2032, (0.75% Floor) (b)		1,021,959	1,012,250
Truck-Lite Company, Senior Secured First Lien Tranche A Delay Draw Term Loan, 8.44% (3 mo. SOFR US + 4.75%), 02/13/2032, (0.00% Floor) (b)		21,939	21,731
Truck-Lite Company, Senior Secured First Lien Revolver, 10.07% (Fixed Rate), 02/13/2031, (0.00% Floor) (b)(c)		105,000	0
			2,030,066

Oil, Gas & Consumable Fuels - 1.0%
Jonah Energy South Texas, Term Loan, 9.70%, 04/01/2030 (b)		3,073,000	3,042,270

Personal Care Products - 0.6%
Silk Holdings III, Senior Secured First Lien Incremental Term Loan, 8.17% (1 mo. SOFR US + 4.50%), 12/03/2032, (0.00% Floor) (b)		1,693,000	1,676,747
Silk Holdings III, First Lien Revolver, 8.19%, 12/03/2032 (b)(c)		113,000	0
			1,676,747

Pharmaceuticals - 1.7%
Bioxcel Therapeutics, Inc., First Lien Tranche A Term Loan, 8.00%, 04/19/2027 (b)		920,907	805,241
Bioxcel Therapeutics, Inc., First Lien Tranche A2 Term Loan, 13.00% (3 mo. Term SOFR US+ 7.50%) (or 8.00% PIK), 04/19/2027 (b)		381,722	333,778
Resistance Holdings, First Lien Term Loan, 8.67%, 03/14/2031 (b)		3,749,000	3,692,765
Resistance Holdings, First Lien Revolver, 8.67%, 03/14/2031 (b)(c)		312,000	0
			4,831,784

Professional Services - 0.3%
Kite Midco II, Senior Secured First Lien Tranche B1 Term Loan, 8.23% (6 mo. SOFR US + 4.50%), 11/25/2031, (0.00% Floor) (b)		877,000	869,370
Kite Midco II, First Lien Delay Draw Term Loan, 9.43%, 09/20/2031 (b)(c)		216,000	0
			869,370

Real Estate Management & Development - 1.9%
CVS Lane, First Lien Delay Draw Term Loan, 10.83%, 07/19/2026 (b)(c)	AUD	8,991,473	4,298,965
Lightbox Intermediate, First Lien Term Loan, 9.81%, 01/14/2030 (b)		1,185,030	1,151,731
Lightbox Intermediate, First Lien Revolver, 9.81%, 01/14/2030 (b)(c)		77,000	0
			5,450,696

Software - 6.0%
Angel Lux Bidco, Senior Secured First Lien Tranche B1 Term Loan, 8.92% (3 mo. SOFR US + 5.25%), 12/20/2032, (0.00% Floor) (b)		3,929,000	3,929,000
Angel Lux Bidco, First Lien Delay Draw Term Loan, 8.92%, 12/20/2032 (b)(c)		425,826	0
CentralSquare Technologies, Senior Secured First Lien Revolver, 11.32% (Fixed Rate), 04/12/2031, (0.00% Floor) (b)(c)		66,000	0
Evergreen IX Borrower, Senior Secured First Lien Term Loan, 8.45% (3 mo. SOFR US + 4.75%), 09/29/2030, (0.75% Floor) (b)		1,121,193	1,112,447
Evergreen IX Borrower, Senior Secured First Lien Incremental Term Loan, 8.45% (3 mo. SOFR US + 4.75%), 09/29/2030, (0.00% Floor) (b)		283,193	280,956
Evergreen IX Borrower, First Lien Revolver, 11.39%, 09/29/2029 (b)(c)		127,000	0
ICIMS, Inc., Term Loan, 10.67%, 08/18/2028 (b)		1,779,695	1,669,532
ICIMS, Inc., Senior Secured First Lien Revolver
5.75% (3 mo. SOFR US + 5.75%), 08/15/2028, (1.00% Floor) (b)(c)		29,684	3,897
9.42% (3 mo. SOFR US + 5.75%), 08/15/2028, (1.00% Floor) (b)(c)		127,868	16,786
Monotype Imaging Holdings, Senior Secured First Lien Delay Draw Term Loan, 8.92% (1 mo. SOFR US + 5.25%), 02/28/2031, (0.00% Floor) (b)		29,864	28,669
Monotype Imaging Holdings, First Lien Revolver, 10.84%, 02/28/2031 (b)(c)		176,000	0
Monotype Imaging Holdings, Senior Secured First Lien Term Loan, 8.92% (1 mo. SOFR US + 5.25%), 02/28/2031, (0.75% Floor) (b)		1,384,343	1,328,969
MRI Software LLC, Senior Secured First Lien Tranche 6 Delay Draw Term Loan, 8.45% (3 mo. SOFR US + 4.75%), 02/10/2028, (1.00% Floor) (b)		218,398	213,004
Optimizely North America, Senior Secured First Lien Term Loan
7.16% (1 mo. EURIBOR + 5.25%), 10/30/2031, (0.00% Floor) (b)	EUR	548,460	601,356
8.67% (1 mo. SOFR US + 5.00%), 10/30/2031, (0.00% Floor) (b)		1,536,480	1,458,580
9.23% (SONIA + 5.50%), 10/30/2031, (0.00% Floor) (b)	GBP	183,613	230,925
Optimizely North America, First Lien Revolver, 9.70%, 10/30/2031 (b)(c)		231,000	0
Pluralsight Inc, Senior Secured First Lien Term Loan
6.67% (1 mo. SOFR US + 3.00%), 08/22/2029, (0.00% Floor) (b)		82,955	81,628
6.67% (1 mo. SOFR US + 3.00%) (or 1.50% PIK), 08/22/2029, (0.00% Floor) (b)		2,060	2,027
Pluralsight Inc, Senior Secured First Lien Tranche B Term Loan
3.67% (1 mo. SOFR US + 7.50%), 08/22/2029, (0.00% Floor) (b)		125,373	6,269
3.67% (1 mo. SOFR US) (or 12.01% PIK), 08/22/2029, (0.00% Floor) (b)		26,245	1,312
Pluralsight Inc, First Lien Revolver, 0.00%, 08/22/2029 (b)(c)(g)		24,123	0
Pluralsight Inc, First Lien Delay Draw Term Loan, 0.00%, 08/22/2029 (b)(c)(g)		60,308	0
Pluralsight Restructure, Senior Secured First Lien Term Loan
6.67% (3 mo. SOFR US + 3.00%), 08/22/2031, (0.00% Floor) (b)		47,885	47,119
6.67% (3 mo. SOFR US + 3.00%) (or 1.50% PIK), 08/22/2031, (0.00% Floor) (b)		1,189	1,170
Thrive Bidco, First Lien Delay Draw Term Loan, 8.98%, 03/10/2033 (b)(c)	GBP	1,890,000	0
Thrive Bidco First Lien Term Loan
7.45%, 03/10/2033 (b)		3,557,740	3,486,586
8.86%, 03/10/2033 (b)	EUR	1,313,560	1,487,920
User Zoom Technologies, Senior Secured First Lien Term Loan
9.67% (3 mo. SOFR US + 6.00%), 04/05/2029, (1.00% Floor) (b)		1,348,000	1,273,186
9.67% (3 mo. SOFR US + 6.00%) (or 1.75% PIK), 04/05/2029, (1.00% Floor) (b)		4,000	3,778
11.15% (3 mo. SOFR US + 7.50%), 01/07/2033, (0.00% Floor) (b)		108,570	102,544
			17,367,660
Total Senior Loans			120,855,572

Senior Loans (Syndicated) - 3.8% (a)
Commercial Services & Supplies - 0.7%
Kings Buyer LLC, Senior Secured First Lien Term Loan, 9.12% (3 mo. SOFR US + 5.25%), 10/29/2027, (0.00% Floor) (b)		2,184,368	2,049,156

Electrical Equipment - 1.0%
Resilience Parent LLC, Senior Secured Second Lien Term Loan, 8.88% (3 mo. SOFR US + 5.25%), 02/27/2034 (b)		2,936,568	2,906,909

Health Care Providers & Services - 0.7%
PetVet Care Centers LLC, Senior Secured First Lien Term Loan, 9.67% (1 mo. SOFR US + 6.00%), 10/24/2030, (0.75% Floor) (b)		2,302,990	2,072,691

Interactive Media & Services - 0.6%
Ancestry.com, Inc., Senior Secured First Lien Tranche B Term Loan, 9.17% (1 mo. SOFR US + 5.50%), 12/12/2033, (0.00% Floor) (b)		1,604,260	1,604,260

Software - 0.8%
CentralSquare Technologies, Senior Secured First Lien Term Loan
9.42% (1 mo. SOFR US + 5.75%), 04/12/2031, (0.00% Floor) (b)		570,315	563,927
9.42% (1 mo. SOFR US + 5.75%) (or 3.50% PIK), 04/12/2031, (0.00% Floor) (b)		31,545	31,192
ICIMS, Inc., Senior Secured First Lien Incremental Term Loan, 9.92% (3 mo. SOFR US + 6.25%), 08/18/2028, (1.00% Floor) (b)		253,659	240,646
MRI Software LLC, Senior Secured First Lien Term Loan, 8.45% (3 mo. SOFR US + 4.75%), 02/10/2028, (1.00% Floor) (b)		1,398,411	1,363,870
MRI Software LLC, Senior Secured First Lien Revolver, 8.45% (3 mo. SOFR US + 4.75%), 02/10/2028, (1.00% Floor) (b)(c)		166,000	40,475
			2,240,110
Total Senior Loans (Syndicated)			10,873,126

Private Placement Equity - 1.2%
Distributors - 0.1%		Shares
RelaDyne, (Acquired 12/23/2021, Cost $187,703) (b)(h)(i)		2,000	322,660

Financial Services - 0.3%
Hometap Private Placement Equity (b)(i)		780,000	780,000

Ground Transportation - 0.3%
OUTGO, INC. (b)(i)		759,179	759,179

Health Care Technology - 0.5%
Impel Pharma, Inc. (b)(i)		754,923	1,592,887

Software - 0.0% (e)
Pluralsight Inc. (b)(i)		41,791	0
Total Private Placement Equity			3,454,726

Preferred Stock - 0.4%
Health Care Providers & Services - 0.1%
Petvet, Inc., (Acquired 11/15/2023, Cost $198,940) (b)(h)(i)		203	230,527

Health Care Technology - 0.3%
AthenaHealth Group, Inc., (Acquired 2/15/2022, Cost $522,327) (b)(h)		533	807,314
Total Preferred Stock			1,037,841

Warrants - 0.0% (e)
Biotechnology - 0.0% (e)
ADC Therapeutics - (Exercise price: $8.30, Expiration: 08/15/2032), (Acquired 8/15/2022, Cost $30,028) (b)(h)(i)		4,988	3,541
Mesoblast, Inc.- (Exercise Price: $7.26, Expiration: 11/19/2026), (Acquired 12/20/2021 - 1/10/2024, Cost $106,354) (b)(h)(i)		23,222	86,618
Seres Therapeutics, Inc. - (Exercise price: $6.69, Expiration: 04/27/2030), (Acquired 4/27/2023 - 4/22/2025, Cost $14,821) (b)(h)(i)		237	377
			90,536

Pharmaceuticals - 0.0% (e)
Bioxcel Therapeutics, Inc. - (Exercise price: $3.07, Expiration: 04/19/2029), (Acquired 3/20/2024, Cost $0) (b)(h)(i)		78	33
Bioxcel Therapeutics, Inc. - (Exercise price: $3.65, Expiration: 04/19/2029), (Acquired 4/28/2022 - 8/29/2025, Cost $0) (b)(h)(i)		274	115
			148
Total Warrants			90,684

Common Stock - 0.0% (e)
Containers & Packaging - 0.0% (e)
Ardagh Holdings SA (b)(i)	EUR	10,329	81,441

Pharmaceuticals - 0.0% (e)
Bioxcel Therapeutics, Inc. (i)		3,557	4,766
Total Common Stock			86,207
TOTAL PRIVATE CREDIT (Cost $136,379,515)			136,398,156

STRUCTURED CREDIT - 32.2%		Par	Value
Collateralized Loan Obligations - 12.5%
Adagio CLO, Series IX-X, Class E, 8.17% (3 mo. EURIBOR + 6.02%), 09/15/2034, (6.02% Floor)	EUR	1,000,000	1,105,630
Anchorage Credit Funding Ltd.
Series 2019-7A, Class SUB1, 11.67%, 04/25/2037 (d)(j)		1,000,000	165,000
Series 2020-12A, Class D, 5.93%, 10/25/2038 (d)		750,000	719,397
Ares European CLO, Series 21A, Class E, 6.77% (3 mo. EURIBOR + 4.75%), 04/15/2038, (4.75% Floor) (d)	EUR	1,000,000	1,092,284
Birch Grove CLO, Series 2021-3A, Class ER, 8.82% (3 mo. Term SOFR + 5.15%), 01/19/2038, (5.15% Floor) (d)		1,000,000	943,544
Carlyle Global Market Strategies, Series 2021-1A, Class DR, 10.97% (3 mo. Term SOFR + 7.30%), 01/15/2040, (7.30% Floor) (d)		1,000,000	983,528
CBAM Ltd., Series 2019-9A, Class ER, 10.72% (3 mo. Term SOFR + 7.05%), 07/15/2037, (7.05% Floor) (d)		1,300,000	1,276,684
Dryden CLO, Series 2017-27X, Class ER, 7.88% (3 mo. EURIBOR + 5.86%), 04/15/2033, (5.86% Floor)	EUR	500,000	568,816
Elmwood CLO Ltd., Series 2019-3A, Class DRR, 6.77% (3 mo. Term SOFR + 3.10%), 07/18/2037, (3.10% Floor) (d)		1,750,000	1,720,918
Fortress Credit BSL Ltd., Series 2022-2A, Class DR, 8.42% (3 mo. Term SOFR + 4.75%), 10/18/2033, (4.75% Floor) (d)		1,000,000	984,921
Gallatin CLO Ltd., Series 2024-1A, Class D1, 7.67% (3 mo. Term SOFR + 4.00%), 10/20/2037, (4.00% Floor) (d)		1,000,000	1,003,700
Halsey Point CLO Ltd., Series 2024-8A, Class E, 10.51% (3 mo. Term SOFR + 6.84%), 01/30/2038, (6.84% Floor) (d)		1,000,000	958,206
Harvest CLO, Series 26A, Class E, 8.14% (3 mo. EURIBOR + 6.12%), 01/15/2034, (6.12% Floor) (d)	EUR	500,000	563,353
ICG US CLO Ltd.
Series 2020-1A, Class DR, 7.53% (3 mo. Term SOFR + 3.86%), 01/20/2035, (3.60% Floor) (d)		1,000,000	982,531
Series 2020-1A, Class ER, 11.38% (3 mo. Term SOFR + 7.71%), 01/20/2035, (7.45% Floor) (d)		1,000,000	870,003
Kennedy Lewis CLO Ltd., Series 2A, Class ER2, 11.02% (3 mo. Term SOFR + 7.35%), 10/22/2037, (7.35% Floor) (d)		1,200,000	1,102,794
Marble Point CLO, Series 2021-4A, Class E, 11.22% (3 mo. Term SOFR + 7.55%), 01/22/2035, (7.29% Floor) (d)		1,750,000	1,470,679
Monroe Capital CLO Ltd., Series 2022-1A, Class E, 11.98% (3 mo. Term SOFR + 8.32%), 02/24/2034, (8.32% Floor) (d)		1,000,000	962,202
Mountain View CLO Ltd.
Series 2019-2A, Class DR, 8.27% (3 mo. Term SOFR + 4.60%), 07/15/2037, (4.60% Floor) (d)		1,000,000	1,001,522
Series 2024-1A, Class E, 11.26% (3 mo. Term SOFR + 7.59%), 10/16/2037, (7.59% Floor) (d)		1,000,000	998,241
Neuberger Berman CLO Ltd., Series 2019-31A, Class ER2, 8.67% (3 mo. Term SOFR + 5.00%), 01/20/2039, (5.00% Floor) (d)		2,000,000	1,954,590
Oak Hill European Credit Partners
Series 2016-5A, Class ER, 8.40% (3 mo. EURIBOR + 6.37%), 01/21/2035, (6.37% Floor) (d)	EUR	1,750,000	2,025,656
Series 2016-5A, Class FR, 10.90% (3 mo. EURIBOR + 8.87%), 01/21/2035, (8.87% Floor) (d)	EUR	1,000,000	1,145,830
Octagon Investment Partners Ltd., Series 2017-1A, Class ER3, 10.94% (3 mo. Term SOFR + 7.27%), 10/31/2037, (7.27% Floor) (d)		1,000,000	1,000,382
Penta CLO, Series 2021-10X, Class E, 8.24% (3 mo. EURIBOR + 6.23%), 11/20/2034, (6.23% Floor)	EUR	500,000	578,952
Rockford Tower Europe CLO, Series 2021-1A, Class E, 7.99% (3 mo. EURIBOR + 5.96%), 04/20/2034, (5.96% Floor) (d)	EUR	500,000	579,830
RR Ltd., Series 2022-24A, Class DR2, 9.17% (3 mo. Term SOFR + 5.50%), 01/15/2037, (5.50% Floor) (d)		1,000,000	964,322
Symphony CLO Ltd., Series 2012-9A, Class ER2, 10.88% (3 mo. Term SOFR + 7.21%), 07/16/2032, (0.00% Floor) (d)		438,000	303,091
TCW CLO Ltd.
Series 2019-2A, Class ER2, 9.92% (3 mo. Term SOFR + 6.25%), 01/20/2038, (6.25% Floor) (d)		1,250,000	1,153,481
Series 2021-1A, Class ER1, 10.42% (3 mo. Term SOFR + 6.75%), 01/20/2038, (6.75% Floor) (d)		1,000,000	913,551
Toro European CLO, Series 3X, Class ERR, 8.32% (3 mo. EURIBOR + 6.30%), 07/15/2034, (6.30% Floor)	EUR	1,500,000	1,532,775
Trimaran CAVU LLC, Series 2021-3A, Class E, 11.30% (3 mo. Term SOFR + 7.63%), 01/18/2035, (7.37% Floor) (d)		900,000	841,358
Trinitas CLO Ltd.
Series 2021-18A, Class D, 7.53% (3 mo. Term SOFR + 3.86%), 01/20/2035, (3.60% Floor) (d)		2,000,000	1,952,550
Series 2022-21A, Class ER, 9.17% (3 mo. Term SOFR + 5.50%), 04/20/2038 (d)		1,000,000	945,000
Wind River CLO Ltd., Series 2020-1A, Class ER, 11.09% (3 mo. Term SOFR + 7.42%), 07/20/2037, (7.42% Floor) (d)		1,000,000	932,207
Total Collateralized Loan Obligations			36,297,528

Asset-Backed Securities - 9.2%
Financials - 9.2%
Adams Outdoor Advertising LP, Series 2023-1, Class C, 11.71%, 07/15/2053 (d)		2,000,000	2,059,008
Avis Budget Car Rental LLC
Series 2026-1A, Class D, 6.53%, 08/20/2030 (d)		360,000	353,608
Series 2026-2A, Class D, 7.04%, 08/20/2032 (d)		150,000	148,139
BUTTERCUP LLC, 6.50%, 09/30/2030 (b)(d)		2,773,119	2,775,893
CPS Auto Trust, Series 2025-D, Class E, 7.69%, 05/16/2033 (d)		1,000,000	1,005,299
GAIA Aviation Ltd., Series 2019-1, Class C, 7.00%, 12/15/2044 (d)(k)		2,305,249	2,240,241
Helios Issuer LLC, Series 2020-1A, Class B, 5.54%, 02/01/2055 (d)		909,462	855,846
Hertz Corp.
Series 2023-4A, Class D, 9.44%, 03/25/2030 (d)		1,000,000	1,052,810
Series 2024-2A, Class D, 9.41%, 01/27/2031 (d)		1,000,000	1,035,221
Horizon Aircraft Finance Ltd.
Series 2018-1, Class A, 4.46%, 12/15/2038 (d)		301,465	299,235
Series 2019-2, Class A, 3.43%, 11/15/2039 (d)		832,201	803,407
Lunar Aircraft Ltd., Series 2020-1A, Class C, 6.41%, 02/15/2045 (d)		18,803	18,696
METAL Ltd.
Series 2017-1, Class A, 4.58%, 10/15/2042 (d)		1,207,862	863,621
Series 2017-1, Class B, 6.50%, 10/15/2042 (d)		284,797	79,743
Metronet Systems Holdings LLC, Series 2026-1A, Class C, 7.10%, 04/20/2056 (d)		535,000	528,939
Mosaic Solar Loan Trust, Series 2024-2A, Class C, 8.50%, 04/22/2052 (d)		1,500,000	947,798
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A, 3.97%, 06/15/2044 (d)		149,202	148,426
PMCIT
Series 2024-1, 10.05%, 10/16/2034 (b)(d)		513,000	510,948
Series 2024-1, 14.64%, 10/16/2034 (b)(d)		685,000	684,863
Series 2024-1, 7.15%, 10/16/2034 (b)(d)		491,000	491,442
Sabal Issuer LLC, Series 2026-1A, Class A1, 6.00%, 05/02/2061 (d)		1,000,000	1,003,834
SEB Funding LLC, Series 2026-1A, Class A2, 6.67%, 01/30/2056 (d)		455,000	455,000
Sunnova Energy International, Inc., Series 2024-GRID1, Class 2A, 9.50%, 07/20/2051 (d)		891,723	841,661
Thunderbolt Aircraft Lease, Series 2018-A, Class B, 7.68%, 09/15/2038 (d)(k)		83,636	83,126
Uniti Group LP, Series 2025-1A, Class C, 9.02%, 04/20/2055 (d)		2,250,000	2,317,151
VistaJet Pass Through Trust, 6.25%, 02/15/2029 (b)(d)		578,571	564,830
WAVE USA, Series 2019-1, Class C, 6.41%, 09/15/2044 (d)		2,202,208	1,918,344
Zayo Group LLC, Series 2025-1A, Class C, 8.66%, 03/20/2055 (d)		2,700,000	2,784,872
Total Asset-Backed Securities			26,872,001

Commercial Mortgage-Backed Securities - 5.1%
Arbor Realty Collateralized Loan Obligation Ltd., Series 2025-BTR1, Class D, 8.12% (1 mo. Term SOFR + 4.44%), 01/20/2041, (4.44% Floor) (d)		905,000	903,015
AREIT Trust, Series 2023-CRE8, Class D, 9.05% (1 mo. Term SOFR + 5.37%), 08/17/2041, (5.37% Floor) (d)		109,000	108,080
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2015-UBS7, Class XFG, 1.25%, 09/15/2048 (d)(j)(l)		10,000,000	1,316
BBCMS Mortgage Trust, Series 2021-AGW, Class D, 6.29% (1 mo. Term SOFR + 2.61%), 06/15/2036, (2.50% Floor) (d)		877,000	834,592
Benchmark Mortgage Trust, Series 2024-V5, Class D, 4.00%, 01/10/2057 (d)		36,000	32,083
BSPRT, Series 2024-FL11, Class E, 8.36% (1 mo. Term SOFR + 4.69%), 07/15/2039, (4.69% Floor) (d)		278,000	273,085
BX Trust
Series 2019-IMC, Class G, 7.32% (1 mo. Term SOFR + 3.65%), 04/15/2034, (3.60% Floor) (d)		1,131,000	1,106,422
Series 2025-OMG, Class F, 7.27% (1 mo. Term SOFR + 3.60%), 10/15/2042, (3.60% Floor) (d)		251,000	252,210
Caister Finance DAC
Series 1A, Class D, 7.65% (SONIA + 3.90%), 08/17/2035, (0.00% Floor) (d)	GBP	481,000	639,260
Series 1A, Class E, 9.50% (SONIA + 5.75%), 08/17/2035, (0.00% Floor) (d)	GBP	993,000	1,316,574
CD Mortgage Trust, Series 2017-CD5, Class D, 3.35%, 08/15/2050 (d)		489,000	458,162
COMM Mortgage Trust, Series 2016-DC2, Class XF, 1.98%, 02/10/2049 (d)(j)(l)		11,810,741	1,779
CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class D, 4.03%, 09/15/2050 (d)(j)		190,000	141,067
DBGS Mortgage Trust, Series 2021-W52, Class F, 8.09% (1 mo. Term SOFR + 4.41%), 10/15/2039, (4.15% Floor) (d)		1,000,000	996,587
Extended Stay America Trust
Series 2025-ESH, Class E, 7.02% (1 mo. Term SOFR + 3.35%), 10/15/2042, (3.35% Floor) (d)		195,000	195,479
Series 2025-ESH, Class F, 7.77% (1 mo. Term SOFR + 4.10%), 10/15/2042, (4.10% Floor) (d)		145,000	145,422
Franklin BSP Realty Trust, Inc., Series 2026-FL13, Class E, 7.65% (1 mo. Term SOFR + 4.00%), 10/18/2043, (4.00% Floor) (d)		410,000	409,977
FS RIALTO, Series 2024-FL9, Class D, 7.62% (1 mo. Term SOFR + 3.94%), 10/19/2039, (3.94% Floor) (d)		187,000	185,616
GS Mortgage Securities Corp. II, Series 2026-DAWN, Class D, 8.07%, 04/10/2043 (d)(j)		139,000	139,805
GS REFT Ltd., Series 2026-FL1, Class E, 7.02% (1 mo. Term SOFR + 3.35%), 04/19/2043, (3.35% Floor) (d)		115,000	115,000
HAVN Trust, Series 2025-MOB, Class E, 8.72% (1 mo. Term SOFR + 5.05%), 10/15/2035, (5.05% Floor) (d)		651,000	649,517
Hilton USA Trust
Series 2016-SFP, Class C, 4.12%, 11/05/2035 (b)(d)		105,000	34,167
Series 2016-SFP, Class D, 4.93%, 11/05/2035 (b)(d)		584,000	584
Life Mortgage Trust, Series 2021-BMR, Class F, 6.14% (1 mo. Term SOFR + 2.46%), 03/15/2038, (2.35% Floor) (d)		89,600	83,391
Natixis Commercial Mortgage Securities Trust, Series 2022-RRI, Class F, 9.61% (1 mo. Term SOFR + 5.94%), 03/15/2035, (5.94% Floor) (d)		493,500	493,027
PRM Trust, Series 2025-PRM6, Class F, 7.06%, 07/05/2033 (d)(j)		222,000	221,218
SLG Office Trust, Series 2026-OMA, Class F, 7.92%, 04/15/2041 (d)(j)		721,000	725,453
Stellar Management, Series 2025-IP, Class F, 7.71%, 06/10/2042 (d)(j)		824,000	830,653
UK Logistics
Series 2024-1A, Class D, 7.75% (SONIA + 4.00%), 05/17/2034, (4.00% Floor) (d)	GBP	62,209	82,434
Series 2024-1A, Class E, 8.75% (SONIA + 5.00%), 05/17/2034, (5.00% Floor) (d)	GBP	121,978	161,732
Series 2025-1A, Class E, 9.25% (SONIA + 5.50%), 05/17/2035, (0.00% Floor) (d)	GBP	265,615	351,381
Series 2025-2A, Class E, 7.80% (SONIA + 4.05%), 08/17/2035, (0.00% Floor) (d)	GBP	290,712	385,217
VMC Finance LLC
Series 2021-FL4, Class C, 6.04% (1 mo. Term SOFR + 2.36%), 06/16/2036, (2.36% Floor) (d)		800,290	781,071
Series 2021-FL4, Class D, 7.29% (1 mo. Term SOFR + 3.61%), 06/16/2036, (3.06% Floor) (d)		147,000	141,311
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class F, 4.25%, 07/15/2057 (d)		874,000	655,027
WHARF Trust, Series 2025-DC, Class E, 7.21%, 07/15/2040 (d)(j)		867,000	883,077
Total Commercial Mortgage-Backed Securities			14,734,791

Residential Mortgage-Backed Securities - 4.5%
ACRA Trust
Series 2024-NQM1, Class B1, 8.15%, 10/25/2064 (d)(j)		110,000	111,467
Series 2024-NQM1, Class M1B, 7.19%, 10/25/2064 (d)(j)		200,000	200,740
Adamas Trust, Inc., Series 2024-BPL2, Class M, 8.41%, 05/25/2039 (d)		145,000	145,839
Angel Oak Mortgage Trust LLC, Series 2024-12, Class M1A, 6.49%, 10/25/2069 (d)(j)		125,000	125,976
Bellemeade Re Ltd., Series 2024-1, Class M1C, 7.61% (30 day avg SOFR US + 3.95%), 08/25/2034, (3.90% Floor) (d)		161,000	164,678
BRAVO Residential Funding Trust, Series 2024-NQM1, Class B1, 8.04%, 12/01/2063 (d)		128,000	130,032
CFST Mortgage Trust, Series 2025-RTL1, Class A2, 9.28%, 10/25/2030 (d)(k)		300,000	302,622
CHNGE Mortgage Trust, Series 2023-4, Class B1, 8.40%, 09/25/2058 (d)(j)		891,000	891,579
COLT Funding LLC, Series 2024-INV3, Class B1, 7.71%, 09/25/2069 (d)(j)		363,000	372,647
Credit Suisse Mortgage Capital Certificates, Series 2021-NQM8, Class B2, 4.23%, 10/25/2066 (d)(j)		159,000	130,672
Deephaven Residential Mortgage Trust
Series 2022-2, Class B1, 4.30%, 03/25/2067 (d)(j)		229,000	192,387
Series 2026-INV1, Class A3, 5.20%, 12/25/2070 (d)(k)		142,192	140,899
EASY Trust, Series 2025-RTL1, Class A2, 8.30%, 05/25/2040 (d)(k)		741,000	747,412
FCC Home Improvement Trust, Series 2026-HI1, Class A1, 5.71%, 04/25/2036 (d)		622,000	622,000
Fidelis Mortgage Trust
Series 2026-RTL1, Class B, 7.90%, 03/25/2041 (d)(j)		397,000	393,106
Series 2026-RTL1, Class M1, 6.15%, 03/25/2041 (d)(j)		156,000	154,197
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class M, 4.50%, 02/25/2059 (d)(j)		542,846	526,784
GCAT
Series 2022-NQM1, Class B1, 3.92%, 02/25/2067 (d)(j)		476,000	370,306
Series 2023-NQM2, Class B2, 6.89%, 11/25/2067 (d)(j)		279,000	276,416
GS Mortgage-Backed Securities Trust, Series 2026-AH1, Class B1, 7.06% (30 day avg SOFR US + 3.40%), 07/25/2056, (0.00% Floor) (d)		192,000	192,704
Imperial Fund Mortgage Trust, Series 2022-NQM3, Class M1, 4.41%, 05/25/2067 (d)(j)		332,000	285,290
JP Morgan Mortgage Trust
Series 2022-DSC1, Class B2, 4.92%, 01/25/2063 (d)(j)		433,000	359,071
Series 2023-DSC1, Class B1, 4.69%, 07/25/2063 (d)(j)		292,000	241,322
Series 2023-DSC1, Class B2, 4.69%, 07/25/2063 (d)(j)		280,000	220,952
Series 2023-DSC2, Class B1, 5.53%, 11/25/2063 (d)(j)		568,000	521,708
Series 2024-CES1, Class B1, 7.64%, 06/25/2054 (d)(j)		100,000	98,690
Series 2025-CES5, Class B1, 6.69%, 02/25/2056 (d)(j)		195,000	194,978
Series 2026-ACES1, Class B1, 6.50%, 04/25/2066 (d)(j)		924,000	922,198
Knock Issuer Trust, Series 2025-1, Class A1, 7.12%, 02/25/2030 (d)		224,000	226,037
Magen Capital Group Trust, Series 2026-RTL1, Class A2, 7.46%, 03/25/2031 (d)(k)		269,000	268,994
Mello Mortgage Capital Acceptance, Series 2022-INV1, Class B4, 3.31%, 03/25/2052 (d)(j)		206,832	164,677
MFA Trust, Series 2022-NQM1, Class B1, 4.30%, 12/25/2066 (d)(j)		251,000	202,230
New Residential Mortgage Loan Trust, Series 2024-RTL2, Class M1, 9.43%, 09/25/2039 (d)(j)		160,000	160,705
PRKCM Trust
Series 2021-AFC1, Class B1, 3.95%, 08/25/2056 (d)(j)		278,000	205,119
Series 2022-AFC2, Class B1, 6.11%, 08/25/2057 (d)(j)		204,000	202,876
Series 2023-AFC2, Class B1, 8.14%, 06/25/2058 (d)(j)		100,000	99,678
Series 2023-AFC4, Class B1, 7.94%, 11/25/2058 (d)(j)		293,000	293,552
Series 2024-AFC1, Class B1, 8.06%, 03/25/2059 (d)(j)		176,000	177,162
RCKT Mortgage Trust
Series 2024-CES1, Class M2, 6.77%, 02/25/2044 (d)(j)		100,000	99,983
Series 2024-CES2, Class M2, 6.77%, 04/25/2044 (d)(j)		100,000	100,039
Series 2024-CES6, Class B2, 8.23%, 09/25/2044 (d)		140,000	140,562
RCO Mortgage LLC, Series 2025-4, Class A2, 6.90%, 10/25/2030 (d)(k)		277,000	279,809
Seasoned Credit Risk Transfer Trust, Series 2022-1, Class M, 4.50%, 11/25/2061 (d)(j)		226,000	206,486
Starwood Mortgage Residential Trust
Series 2021-3, Class B1, 3.35%, 06/25/2056 (d)(j)		210,000	159,787
Series 2022-SFR3, Class F, 8.17% (1 mo. Term SOFR + 4.50%), 05/17/2039, (4.50% Floor) (d)		80,769	80,817
Toorak Mortgage Trust, Series 2024-RRTL1, Class M1, 9.16%, 02/25/2039 (d)(j)		71,000	71,087
TVC Mortgage Trust, Series 2024-RRTL1, Class M1, 7.42%, 07/25/2039 (d)(k)		295,000	295,741
Western Alliance Bancorp, Series 2021-CL2, Class M4, 9.01% (30 day avg SOFR US + 5.35%), 07/25/2059, (0.00% Floor) (d)		707,748	772,660
Total Residential Mortgage-Backed Securities			13,244,673

High Yield - 0.9% (a)
Financial Services - 0.7%
Mexico Remittances Funding Fiduciary Estate Management Sarl, 12.50%, 10/15/2031 (d)		1,850,000	1,953,600

Household Durables - 0.2%
Adams Homes, Inc., 9.25%, 10/15/2028 (d)		572,000	591,181
Total High Yield			2,544,781
TOTAL STRUCTURED CREDIT (Cost $94,773,179)			93,693,774

EMERGING MARKETS - 3.7%		Par	Value
High Yield - 3.7% (a)
Building Products - 0.1%
Limak Cimento Sanayi ve Ticaret AS, 9.75%, 07/25/2029		250,000	246,957

Chemicals - 0.3%
Braskem Netherlands Finance BV
4.50%, 01/31/2030		47,400	22,093
7.25%, 02/13/2033		821,300	381,781
7.25%, 02/13/2033 (d)		166,000	77,165
8.00%, 10/15/2034		826,600	384,898
12.06% to 01/23/2031 then 5 yr. CMT Rate + 8.22%, 01/23/2081		472,000	136,786
			1,002,723

Diversified Telecommunication Services - 0.1%
Telecom Argentina SA
9.25%, 05/28/2033 (d)		260,000	269,429
8.50%, 01/20/2036 (d)		153,000	152,350
			421,779

Financial Services - 0.0% (e)
MC Brazil Downstream Trading SARL, 7.25%, 06/30/2031		61,619	55,581

Food Products - 0.4%
Grupo Nutresa SA, 9.00%, 05/12/2035 (d)		907,000	1,010,489

Metals & Mining - 1.3%
CSN Resources SA
8.88%, 12/05/2030		1,095,000	777,450
5.88%, 04/08/2032		335,000	205,608
Samarco Mineracao SA, 9.50% (or 9.00% PIK), 06/30/2031		1,362,937	1,341,855
Vedanta Resources Finance II PLC, 10.88%, 09/17/2029 (d)		1,489,000	1,558,077
			3,882,990

Oil, Gas & Consumable Fuels - 1.4%
Azule Energy Finance PLC, 8.13%, 01/23/2030 (d)		1,727,000	1,750,793
Ecopetrol SA, 8.38%, 01/19/2036		1,178,000	1,195,354
Petroleos Mexicanos, 6.75%, 09/21/2047		1,396,000	1,115,048
			4,061,195

Real Estate Management & Development - 0.1%
RKPF Overseas Ltd.
5.90%, 09/05/2028 (m)		441,811	89,467
6.00%, 03/04/2029 (m)		441,488	91,498
			180,965
Total High Yield			10,862,679
TOTAL EMERGING MARKETS (Cost $11,742,180)			10,862,679

SHORT-TERM INVESTMENTS – 1.7%
MONEY MARKET FUNDS - 1.7%		Shares	Value
First American Government Obligations Fund - Class X, 3.58% (n)		4,817,073	4,817,073
TOTAL MONEY MARKET FUNDS (Cost $4,817,073)			4,817,073

TOTAL INVESTMENTS - 137.8% (Cost $405,850,092) (f)			400,192,246
Liabilities in Excess of Other Assets - (37.8)%			(109,771,523)
TOTAL NET ASSETS - 100.0%			$290,420,723

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
EURIBOR - Euro Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
PIK - Payment in Kind
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
SONIA - Sterling Overnight Index Average
AUD - Australian Dollar
CAD - Canadian Dollar
EUR - Euro
GBP - British Pound
JPY - Japanese Yen
SEK - Swedish Krona

(a) To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that signiﬁcantly affect those industries or sectors.
(b) Fair value determined using signiﬁcant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $144,216,161 or 49.7% of net assets as of March 31, 2026.
(c) As of March 31, 2026, the Fund had entered into the following commitments to fund various revolving and delayed draw senior secured and subordinated loans. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing these loans and there can be no assurance that such conditions will be satisﬁed. All values are reﬂected at par.

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Angel Lux Bidco	First Lien Delay Draw Term Loan	$425,826	$0	$425,826
ASP-r-pac Acquisition Company LLC	First Lien Revolver	205,745	193,400	12,345
AVSC Holding	First Lien Revolver	103,000	18,540	84,460
AVSC Holding	First Lien Revolver	68,667	12,360	56,307
AVSC Holding	First Lien Revolver	103,000	18,540	84,460
AVSC Holding	First Lien Revolver	137,333	24,720	112,613
Bayou Intermediate II	First Lien Delay Draw Term Loan	165,979	91,842	74,137
Bayou Intermediate II	First Lien Delay Draw Term Loan	835,825	462,490	373,335
Bayou Intermediate II	First Lien Delay Draw Term Loan	35,567	19,680	15,887
Bayou Intermediate II	First Lien Delay Draw Term Loan	112,629	62,321	50,308
Bayou Intermediate II	First Lien Revolver	198,647	84,425	114,222
Bayou Intermediate II	First Lien Revolver	415,353	176,525	238,828
CentralSquare Technologies	First Lien Revolver	66,000	0	66,000
Clase Azul	First Lien Revolver	667,000	0	667,000
CPS Mezzanine	First Lien Tranche B Revolver	3,750,000	3,366,728	383,272
Creek Parent	First Lien Revolver	471,000	0	471,000
CVS Lane	First Lien Delay Draw Term Loan	8,991,473	6,235,198	2,756,275
Europa Biosite	First Lien Tranche 3 Delay Draw Term Loan	9,158,000	0	9,158,000
Evergreen IX Borrower	First Lien Revolver	127,000	0	127,000
Geotechnical Merger Sub	First Lien Delay Draw Term Loan	623,000	305,270	317,730
Geotechnical Merger Sub	First Lien Revolver	234,000	54,600	179,400
Grove Waterpark and Resort	Revolver	175,377	87,689	87,688
ICIMS, Inc.	First Lien Revolver	127,868	17,901	109,967
ICIMS, Inc.	First Lien Revolver	29,684	4,156	25,528
Integrity Marketing Acquisition LLC	First Lien Delay Draw Term Loan	519,866	0	519,866
Integrity Marketing Acquisition LLC	First Lien Revolver	234,995	0	234,995
Inventus Power, Inc.		43,867	0	43,867
Kings Buyer LLC	First Lien Revolver	472,406	334,621	137,785
Kite Midco II	First Lien Delay Draw Term Loan	216,000	0	216,000
Legends Hospitality Holding Co.	First Lien Revolver	943	495	448
Legends Hospitality Holding Co.	First Lien Revolver	100,704	52,869	47,835
Legends Hospitality Holding Co.	First Lien Revolver	50,352	26,435	23,917
Lightbox Intermediate	First Lien Revolver	77,000	0	77,000
LSL Holdco RC	First Lien Revolver	266,412	138,534	127,878
MedMark Services	First Lien Revolver	21,806	21,594	212
Monotype Imaging Holdings	First Lien Revolver	176,000	0	176,000
MRI Software LLC	First Lien Revolver	33,200	8,300	24,900
MRI Software LLC	First Lien Revolver	132,800	33,200	99,600
MTC Holdings	First Lien Revolver	103,000	0	103,000
NEFCO	First Lien Delay Draw Term Loan	713,595	0	713,595
Next Holdco LLC	First Lien Revolver	80,000	0	80,000
NFM & J LP	First Lien Revolver	8,841	4,199	4,642
NFM & J LP	First Lien Revolver	101,522	48,223	53,299
NFO Orange Buyer	First Lien Revolver	475,730	95,146	380,584
Optimizely North America	First Lien Revolver	231,000	0	231,000
PetVet Care Centers LLC	First Lien Revolver	153,500	30,700	122,800
PetVet Care Centers LLC	First Lien Revolver	153,500	30,700	122,800
Pluralsight Inc	First Lien Delay Draw Term Loan	60,308	0	60,308
Pluralsight Inc	First Lien Revolver	24,123	0	24,123
Premium Parent	First Lien Revolver	159,626	49,662	109,964
Premium Parent	First Lien Revolver	106,417	33,108	73,309
Premium Parent	First Lien Revolver	478,877	148,984	329,893
Protein For Pets Opco	First Lien Revolver	103,000	0	103,000
Resistance Holdings	First Lien Revolver	312,000	0	312,000
Silk Holdings III	First Lien Revolver	113,000	0	113,000
Sorenson Communications	First Lien Revolver	198,000	0	198,000
Spruce Bidco II	First Lien Revolver	307,000	68,222	238,778
Spruce Bidco II	First Lien Revolver	307,000	68,222	238,778
THG Acquisition	First Lien Delay Draw Term Loan	238,480	91,154	147,326
THG Acquisition	First Lien Revolver	118,573	29,135	89,438
THG Acquisition	First Lien Revolver	427	105	322
Thrive Bidco	First Lien Delay Draw Term Loan	1,890,000	0	1,890,000
Truck-Lite Company	First Lien Revolver	105,000	0	105,000
USIC Holdings	First Lien Delay Draw Term Loan	129,399	89,123	40,276
USIC Holdings	First Lien Delay Draw Term Loan	33,373	22,986	10,387
USIC Holdings	First Lien Delay Draw Term Loan	33,374	22,986	10,388
USIC Holdings	First Lien Revolver	23,947	20,800	3,147
USIC Holdings	First Lien Revolver	23,947	20,800	3,147
USIC Holdings	First Lien Revolver	29,934	26,000	3,934
USIC Holdings	First Lien Revolver	35,921	31,200	4,721
USIC Holdings	First Lien Revolver	47,895	41,599	6,296
USIC Holdings	First Lien Revolver	20,355	17,680	2,675
WP CPP Holdings	First Lien Revolver	90,000	0	90,000
		$36,584,9 88	$12,843,167	$23,741,821

(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $139,054,476 or 47.9% of the Fund’s net assets.

(e)	Represents less than 0.05% of net assets.
(f)	These securities are pledged as collateral for the credit facility.
(g)	Zero coupon bonds make no periodic interest payments.
(h)
Restricted security purchased in a private placement transaction in which resale to the public may require registration. As of March 31, 2026, the value of these securities total $1,451,185 or 0.5% of the Fund’s net assets.

(i)	Non-income producing security.
(j)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2026.

(k)	Step coupon bond. The rate disclosed is as of March 31, 2026.
(l)	Interest only security.
(m)	Issuer is currently in default.
(n)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Futures Contracts:
As of March 31, 2026, the following futures contracts were outstanding:

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Depreciation
U.S. Treasury 2 Year Note	329	06/30/2026	$68,249,508	$(392,989)

Forward Currency Contracts:
As of March 31, 2026, the following forward currency contracts were outstanding:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	04/16/2026	USD	362,140	CAD	500,014	$2,447
State Street Bank & Trust Co.	04/16/2026	USD	60,672,471	EUR	52,012,016	506,803
State Street Bank & Trust Co.	04/16/2026	USD	13,800,909	GBP	10,251,046	232,995
State Street Bank & Trust Co.	04/16/2026	USD	39,146	HKD	305,360	166
State Street Bank & Trust Co.	04/16/2026	USD	326,321	JPY	51,255,049	2,869
State Street Bank & Trust Co.	04/16/2026	USD	828,909	SEK	7,576,463	27,877
State Street Bank & Trust Co.	04/16/2026	CAD	1,235	USD	912	(24)
State Street Bank & Trust Co.	04/16/2026	EUR	5,961,839	USD	6,989,134	(92,688)
State Street Bank & Trust Co.	04/16/2026	GBP	1,263,475	USD	1,701,724	(29,434)
State Street Bank & Trust Co.	04/16/2026	HKD	305,360	USD	39,132	(152)
State Street Bank & Trust Co.	04/16/2026	SEK	183,492	USD	20,604	(1,204)
State Street Bank & Trust Co.	04/16/2026	USD	4,693,072	AUD	6,969,003	(114,213)
Net Unrealized Appreciation						$535,442

AUD - Australian Dollars
CAD - Canadian Dollar
EUR - Euro
GBP - British Pound
HKD - Hong Kong Dollar
JPY - Japanese Yen
SEK - Swedish Krona
USD - United States Dollar

Credit Default Swap Contracts — Sell Protection (a):
As of March 31, 2026, the following credit default swap contracts were outstanding:

Reference Obligation	Financing Rate Received	Payment Frequency	Maturity Date	Notional Amount (b)	Value (c)	Upfront Payments	Unrealized Appreciation
Sell Protection (a):
CDS Cobalt Series 1	4.95%	Quarterly	08/07/2030	$1,600,000	$1,601,560	$1,495,529	$106,031

Goldman Sachs is the counterparty for the swap.

(a) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(c) The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Allocation of Portfolio Holdings by Country as of March 31, 2026 (% of Net Assets)

United States	$292,806,973	100.8%
Cayman Islands	24,435,949	8.4
United Kingdom	12,425,906	4.3
Ireland	9,837,822	3.4
Germany	8,748,137	3.0
France	8,544,311	2.9
Luxembourg	5,570,635	1.9
Canada	4,569,616	1.6
Australia	4,298,965	1.5
Netherlands	4,248,679	1.5
Brazil	3,383,217	1.2
Mexico	3,068,648	1.1
Bermuda	3,024,982	1.0
Italy	2,597,565	0.9
Colombia	2,205,843	0.7
Spain	1,923,500	0.7
Angola	1,750,793	0.6
India	1,558,077	0.5
Czech Republic	1,210,325	0.4
Jersey	984,921	0.3
Sweden	781,984	0.3
Japan	767,157	0.3
Argentina	421,779	0.1
Finland	358,019	0.1
Turkey	246,957	0.1
Hong Kong	240,521	0.1
China	180,965	0.1
Liabilities in Excess of Other Assets	(109,771,523)	(37.8)
	$290,420,723	100.0%

Oaktree Diversified Income Fund Inc.

The following table summarizes the Fund's investments valuation inputs categorized in the disclosure hierarchy as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Corporate Credit:
Senior Loans (Syndicated)	$–	$93,067,926	$860,044	$93,927,970
High Yield	–	58,592,594	1,900,000	60,492,594
Corporate Credit - Total	–	151,660,520	2,760,044	154,420,564
Private Credit:
Senior Loans	$–	$–	$120,855,572	$120,855,572
Senior Loans (Syndicated)	–	–	10,873,126	10,873,126
Private Placement Equity	–	–	3,454,726	3,454,726
Preferred Stock	–	–	1,037,841	1,037,841
Warrants	–	–	90,684	90,684
Common Stock	4,766	–	81,441	86,207
Private Credit - Total	4,766	–	136,393,390	136,398,156
Structured Credit:
Collateralized Loan Obligations	$–	$36,297,528	$–	$36,297,528
Asset-Backed Securities	–	21,844,025	5,027,976	26,872,001
Commercial Mortgage-Backed Securities	–	14,700,040	34,751	14,734,791
Residential Mortgage-Backed Securities	–	13,244,673	–	13,244,673
High Yield	–	2,544,781	–	2,544,781
Structured Credit - Total	–	88,631,047	5,062,727	93,693,774
Emerging Markets:
High Yield	$–	$10,862,679	$–	$10,862,679
Emerging Markets - Total	–	10,862,679	–	10,862,679
Money Market Funds	4,817,073	–	–	4,817,073
Total Investments	$4,821,839	$251,154,246	$144,216,161	$400,192,246

Other Financial Instruments:
Credit Default Swaps *	$–	$106,031	$–	$106,031
Forward Currency Contracts *	–	773,157	–	773,157
Total Other Financial Instruments	$–	$879,188	$–	$879,188

Liabilities:
Other Financial Instruments:
Futures Contracts *	$(392,989)	$–	$–	$(392,989)
Forward Currency Contracts *	–	(237,715)	–	(237,715)
Unfunded Loan Commitments *	–	–	(826)	(826)
Total Other Financial Instruments	$(392,989)	$(237,715)	$(826)	$(631,530)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of March 31, 2026.

For further information regarding security characteristics, see the Consolidated Schedule of lnvestments.